Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANNPX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCMX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANNAX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZDX
Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOIX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBIX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBPX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBVX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBDX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AILIX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFPX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFDX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOIX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOPX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOVX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALODX
Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCIX
Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMPX
Allianz AGIC Small to Mid Cap Growth Fund (Prospectus Summary) | Allianz AGIC Small to Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGIX
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAUPX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMIX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGPX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGDX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUIX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUPX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUDX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPIX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPPX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPDX
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARHIX
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARHPX
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARHDX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQIX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQPX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQDX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDIX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDPX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDDX
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECIX
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECDX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTIX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTPX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTDX
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOIX
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOPX
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARODX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRIX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRPX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRDX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGIX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGPX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZAMX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGDX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGNIX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLPX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLMX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLDX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLIX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLPX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABAMX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABDIX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVTIX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSPX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVAMX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSDX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNIX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNPX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANAMX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNDX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVRIX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRPX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARAMX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTDX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALLX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAPX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAMX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGADX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAIX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSPX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGFAX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSDX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZAX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZCX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZRX
Allianz AGIC Focused Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOAX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBAX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBCX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBRX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFAX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGCX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANGRX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPAX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPCX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALORX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGAX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGCX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGRX
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUAX
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUCX
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPAX
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPCX
Allianz RCM All Horizons Fund (Second Prospectus Summary) | Allianz RCM All Horizons Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARHAX
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQAX
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQCX
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDAX
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDCX
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTAX
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTCX
Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARIAX
Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARICX
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRAX
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRCX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGAX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGCX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGRX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLAX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABSCX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLRX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLAX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLCX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLRX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSAX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSCX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSRX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNAX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNCX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRAX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTCX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASRRX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALAX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALBX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALCX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGARX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGAX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASACX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFRX

Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund
Allianz AGIC Convertible Fund
Investment Objective
The Fund seeks maximum total return, consisting of capital
appreciation and current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Convertible Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional Class	0.57%	none	0.08%	0.65%
Class P	0.57%	none	0.18%	0.75%
Administrative Class	0.57%	0.25%	0.08%	0.90%
Class D	0.57%	0.25%	0.08%	0.90%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Convertible Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	66	208	362	810
Class P	77	240	417	930
Administrative Class	92	287	498	1,108
Class D	92	287	498	1,108

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 116% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt
securities rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may also invest in securities issued by the
U.S. government and its agencies and instrumentalities. The
portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and
macroeconomic climate analysis. The portfolio managers seek to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure. The
Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from "Allianz NACM Convertible Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital
Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global
economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks
(Convertible Securities Risk). Convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default (High Yield
Risk, Interest Rate Risk, Credit Risk). A fixed-income security may be redeemed before maturity ("called") below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics (Call Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company
Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value (Liquidity Risk).
Other principal risks include: Derivatives Risk (derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk
(focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    15.01%

Lowest 10/01/2008-12/31/2008    -14.89%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns Allianz AGIC Convertible Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	21.22%	9.29%	5.64%	11.02%	Apr 19, 1993
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	20.02%	8.12%	4.24%	8.94%	Apr 19, 1993
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	13.72%	7.44%	4.04%	8.52%	Apr 19, 1993
Class P	Class P - Before Taxes	21.09%	9.18%	5.53%	10.91%	Apr 19, 1993
Administrative Class	Administrative Class - Before Taxes	20.93%	8.96%	5.31%	10.68%	Apr 19, 1993
Class D	Class D - Before Taxes	20.94%	8.96%	5.31%	10.68%	Apr 19, 1993
BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index	16.77%	5.71%	4.97%	8.08%	Apr 19, 1993
Lipper Convertible Securities Funds Average	Lipper Convertible Securities Funds Average	16.72%	5.22%	4.48%	8.14%	Apr 19, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Convertible Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return, consisting of capital
appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 116% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt
securities rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may also invest in securities issued by the
U.S. government and its agencies and instrumentalities. The
portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and
macroeconomic climate analysis. The portfolio managers seek to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure. The
Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from "Allianz NACM Convertible Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital
Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global
economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks
(Convertible Securities Risk). Convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default (High Yield
Risk, Interest Rate Risk, Credit Risk). A fixed-income security may be redeemed before maturity ("called") below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics (Call Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company
Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value (Liquidity Risk).
Other principal risks include: Derivatives Risk (derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk
(focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    15.01%

Lowest 10/01/2008-12/31/2008    -14.89%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
Allianz AGIC Convertible Fund | BofA Merrill Lynch All Convertibles Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch All Convertibles Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Lipper Convertible Securities Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Convertible Securities Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2001	rr_AnnualReturn2001	(16.75%)
Annual Return 2002	rr_AnnualReturn2002	(13.42%)
Annual Return 2003	rr_AnnualReturn2003	28.23%
Annual Return 2004	rr_AnnualReturn2004	12.04%
Annual Return 2005	rr_AnnualReturn2005	7.18%
Annual Return 2006	rr_AnnualReturn2006	12.93%
Annual Return 2007	rr_AnnualReturn2007	16.24%
Annual Return 2008	rr_AnnualReturn2008	(28.83%)
Annual Return 2009	rr_AnnualReturn2009	37.73%
Annual Return 2010	rr_AnnualReturn2010	21.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993

Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund
Allianz AGIC Focused Opportunity Fund
Investment Objective
The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Allianz AGIC Focused Opportunity Fund Institutional Class	0.80%	none	2.16%	[1]	2.96%	(1.86%)	[2]	1.10%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.10% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Allianz AGIC Focused Opportunity Fund Institutional Class	112	574

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth"
companies with market capitalizations typically between
 $500 million and  $15 billion. The portfolio managers use a bottom-up, fundamental analysis of small- to mid-capitalization companies, and consider "growth" companies to include companies that they believe to have above-average growth prospects. The portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The portfolio managers search for companies with sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow.
The investment process includes both quantitative and qualitative analysis, and portfolio managers generate investment ideas from numerous sources. The portfolio managers determine relative
position sizes for the Fund's holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers seek to diversify the portfolio among different industries, sectors, market
capitalizations and growth characteristics. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund does not expect to invest significantly in derivative
instruments during its initial fiscal year, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and
non-U.S. securities values may also fluctuate with currency
exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Focused Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth"
companies with market capitalizations typically between
 $500 million and  $15 billion. The portfolio managers use a bottom-up, fundamental analysis of small- to mid-capitalization companies, and consider "growth" companies to include companies that they believe to have above-average growth prospects. The portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The portfolio managers search for companies with sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow.
The investment process includes both quantitative and qualitative analysis, and portfolio managers generate investment ideas from numerous sources. The portfolio managers determine relative
position sizes for the Fund's holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers seek to diversify the portfolio among different industries, sectors, market
capitalizations and growth characteristics. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund does not expect to invest significantly in derivative
instruments during its initial fiscal year, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and
non-U.S. securities values may also fluctuate with currency
exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC Focused Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	2.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	574

[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.10% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund
Allianz AGIC High Yield Bond Fund
Investment Objective
The Fund seeks a high level of current income and capital growth.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC High Yield Bond Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.48%	none	0.23%	0.71%	(0.11%)	[1]	0.60%	[1]
Class P	0.48%	none	0.33%	0.81%		[1]	0.81%	[1]
Administrative Class	0.48%	0.25%	0.23%	0.96%		[1]	0.96%	[1]
Class D	0.48%	0.25%	0.23%	0.96%		[1]	0.96%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.60% for Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares and 1.08% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	61	216	384	872
Class P	83	259	450	1,002
Administrative Class	98	306	531	1,178
Class D	98	306	531	1,178

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities ("junk bonds"), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality. The Fund's fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield
securities. The portfolio managers follow a disciplined,
fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating their ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance.
The portfolio managers look for the following in high yield
investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes:
breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis;
experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain
analysis; and macroeconomic climate. The Fund may utilize foreign currency exchange contracts, options, stock index futures
contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM High Yield Bond Fund" in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its advisory business to the
Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value
(Liquidity Risk). Other principal risks include: Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Smaller Company Risk
(Securities issued by smaller companies may be more volatile and present increased liquidity risk); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    15.04%

Lowest 10/01/2008-12/31/2008    -15.49%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns Allianz AGIC High Yield Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	15.10%	8.70%	8.16%	8.57%	Jul 31, 1996
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	11.70%	5.53%	4.91%	4.69%	Jul 31, 1996
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	9.66%	5.48%	4.95%	4.84%	Jul 31, 1996
Class P	Class P - Before Taxes	14.78%	8.36%	7.82%	8.23%	Jul 31, 1996
Administrative Class	Administrative Class - Before Taxes	14.60%	8.20%	7.65%	8.07%	Jul 31, 1996
Class D	Class D - Before Taxes	14.56%	8.19%	7.65%	8.07%	Jul 31, 1996
BofA Merrill Lynch High Yield Master II Index	BofA Merrill Lynch High Yield Master II Index	15.19%	8.82%	8.60%	7.36%	Jul 31, 1996
Lipper High Current Yield Funds Average	Lipper High Current Yield Funds Average	14.24%	6.60%	7.03%	5.82%	Jul 31, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income and capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities ("junk bonds"), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality. The Fund's fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield
securities. The portfolio managers follow a disciplined,
fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating their ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance.
The portfolio managers look for the following in high yield
investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes:
breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis;
experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain
analysis; and macroeconomic climate. The Fund may utilize foreign currency exchange contracts, options, stock index futures
contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM High Yield Bond Fund" in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its advisory business to the
Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value
(Liquidity Risk). Other principal risks include: Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Smaller Company Risk
(Securities issued by smaller companies may be more volatile and present increased liquidity risk); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    15.04%

Lowest 10/01/2008-12/31/2008    -15.49%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.49%)
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Master II Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Lipper High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	872
Annual Return 2001	rr_AnnualReturn2001	3.02%
Annual Return 2002	rr_AnnualReturn2002	3.97%
Annual Return 2003	rr_AnnualReturn2003	20.55%
Annual Return 2004	rr_AnnualReturn2004	8.12%
Annual Return 2005	rr_AnnualReturn2005	3.39%
Annual Return 2006	rr_AnnualReturn2006	9.84%
Annual Return 2007	rr_AnnualReturn2007	3.59%
Annual Return 2008	rr_AnnualReturn2008	(20.41%)
Annual Return 2009	rr_AnnualReturn2009	45.59%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.81%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.60% for Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares and 1.08% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund
Allianz AGIC International Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	none	0.75%	1.60%	(0.63%)	[1]	0.97%	[1]
P	0.85%	none	2.86%	3.71%	(2.41%)	[1]	1.30%	[1]
D	0.85%	0.25%	2.49%	3.59%	(2.03%)	[1]	1.56%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.97% for Institutional Class shares, 1.30% for Class P shares and 1.56% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	99	443	811	1,847
P	132	912	1,711	3,803
D	159	912	1,686	3,721

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 118% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies located in countries outside of the U.S. with above-average earnings growth and
positioned in what the portfolio managers consider strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The portfolio managers focus on a bottom-up,
growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM International Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.60%

Lowest 10/01/2008-12/31/2008    -22.33%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	13.93%	3.99%	2.99%	7.68%	Dec 27, 1996
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	13.64%	(0.66%)	0.19%	5.28%	Dec 27, 1996
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	9.05%	2.51%	1.89%	6.11%	Dec 27, 1996
P	Class P - Before Taxes	13.62%	3.82%	2.85%	7.55%	Dec 27, 1996
D	Class D - Before Taxes	13.46%	3.55%	2.58%	7.27%	Dec 27, 1996
Lipper International Large Cap Growth Funds Average	Lipper International Large Cap Growth Funds Average	12.38%	3.93%	3.89%	5.44%	Dec 27, 1996
MSCI EAFE Index	MSCI EAFE Index	7.75%	2.46%	3.50%	4.61%	Dec 27, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 118% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies located in countries outside of the U.S. with above-average earnings growth and
positioned in what the portfolio managers consider strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The portfolio managers focus on a bottom-up,
growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM International Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.60%

Lowest 10/01/2008-12/31/2008    -22.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Fund | Lipper International Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.97%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,847
Annual Return 2001	rr_AnnualReturn2001	(27.82%)
Annual Return 2002	rr_AnnualReturn2002	(19.19%)
Annual Return 2003	rr_AnnualReturn2003	33.70%
Annual Return 2004	rr_AnnualReturn2004	14.93%
Annual Return 2005	rr_AnnualReturn2005	23.13%
Annual Return 2006	rr_AnnualReturn2006	20.89%
Annual Return 2007	rr_AnnualReturn2007	23.58%
Annual Return 2008	rr_AnnualReturn2008	(43.83%)
Annual Return 2009	rr_AnnualReturn2009	27.22%
Annual Return 2010	rr_AnnualReturn2010	13.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,711
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,803
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.03%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.56%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,721
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.97% for Institutional Class shares, 1.30% for Class P shares and 1.56% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund
Allianz AGIC International Growth Opportunities Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Growth Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.00%	none	0.23%	1.23%	(0.04%)	[1]	1.19%	[1]
Class P	1.00%	none	0.33%	1.33%	(0.01%)	[1]	1.32%	[1]
Administrative Class	1.00%	0.25%	0.23%	1.48%		[1]	1.48%	[1]
Class D	1.00%	0.25%	0.23%	1.48%		[1]	1.48%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.19% for Institutional Class shares, 1.32% for Class P shares, 1.62% for Administrative Class shares and 1.62% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC International Growth Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	121	386	672	1,485
Class P	134	420	728	1,601
Administrative Class	151	468	808	1,768
Class D	151	468	808	1,768

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 57% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive
issuer-specific developments and provide timely investment
opportunities that are not yet fully reflected in market prices.
The Fund normally invests at least 75% of its net assets in common stock. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund currently considers companies with smaller market capitalizations to be those with market
capitalizations below  $5 billion, though the Fund may invest in companies of any size. The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign
currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM International
Growth Opportunities Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    30.54%

Lowest 07/01/2008-09/30/2008    -27.92%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC International Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	25.50%	8.38%	8.16%	14.76%	Dec 31, 1997
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	24.84%	5.67%	6.76%	12.70%	Dec 31, 1997
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	16.57%	6.20%	6.66%	12.31%	Dec 31, 1997
Class P	Class P - Before Taxes	25.30%	8.22%	8.04%	14.66%	Dec 31, 1997
Administrative Class	Administrative Class - Before Taxes	24.97%	7.93%	7.71%	14.28%	Dec 31, 1997
Class D	Class D - Before Taxes	24.99%	7.93%	7.71%	14.28%	Dec 31, 1997
S&P Developed Ex-US Small Cap Growth Index	S&P Developed Ex-US Small Cap Growth Index	21.50%	4.74%	8.89%	8.56%	Dec 31, 1997
Lipper International Small/Mid Cap Growth Funds Average	Lipper International Small/Mid Cap Growth Funds Average	23.52%	5.82%	8.98%	11.58%	Dec 31, 1997

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 57% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive
issuer-specific developments and provide timely investment
opportunities that are not yet fully reflected in market prices.
The Fund normally invests at least 75% of its net assets in common stock. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund currently considers companies with smaller market capitalizations to be those with market
capitalizations below  $5 billion, though the Fund may invest in companies of any size. The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign
currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM International
Growth Opportunities Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    30.54%

Lowest 07/01/2008-09/30/2008    -27.92%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.92%)
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Opportunities Fund | S&P Developed Ex-US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Small Cap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Lipper International Small/Mid Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.19%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Annual Return 2001	rr_AnnualReturn2001	(26.09%)
Annual Return 2002	rr_AnnualReturn2002	(15.42%)
Annual Return 2003	rr_AnnualReturn2003	48.44%
Annual Return 2004	rr_AnnualReturn2004	23.04%
Annual Return 2005	rr_AnnualReturn2005	28.33%
Annual Return 2006	rr_AnnualReturn2006	29.42%
Annual Return 2007	rr_AnnualReturn2007	19.87%
Annual Return 2008	rr_AnnualReturn2008	(48.25%)
Annual Return 2009	rr_AnnualReturn2009	48.41%
Annual Return 2010	rr_AnnualReturn2010	25.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.32%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.48%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.48%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.19% for Institutional Class shares, 1.32% for Class P shares, 1.62% for Administrative Class shares and 1.62% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund
Allianz AGIC Micro Cap Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Micro Cap Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.25%	none	0.28%	[1]	1.53%		[2]	1.53%	[2]
Class P	1.25%	none	0.68%	[1]	1.93%	(0.28%)	[2]	1.65%	[2]
[1]	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.54% for Institutional Class shares and 1.65% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC Micro Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	156	483	834	1,824
Class P	168	548	952	2,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 112% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of micro-cap companies. The Fund currently defines micro-cap companies as those with market
capitalizations comparable to companies included in the Russell
Microcap Growth Index (between  $8 million and  $647 million as of
June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment
universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend.
Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their
potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible
securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM Micro Cap Fund"
in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its
advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2003-06/30/2003    35.75%

Lowest 07/01/2002-09/30/2002    -26.26%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Micro Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	35.29%	5.44%	6.63%	12.05%	Jul 12, 1995
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	33.86%	4.03%	5.76%	9.15%	Jul 12, 1995
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	24.76%	4.18%	5.50%	9.09%	Jul 12, 1995
Class P	Class P - Before Taxes	35.16%	5.34%	6.52%	11.93%	Jul 12, 1995
Russell Microcap Growth Index	Russell Microcap Growth Index	29.48%	1.58%	4.22%	5.33%	Jul 12, 1995
Lipper Small-Cap Growth Funds Average	Lipper Small-Cap Growth Funds Average	27.62%	4.21%	3.47%	7.68%	Jul 12, 1995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Micro Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 112% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of micro-cap companies. The Fund currently defines micro-cap companies as those with market
capitalizations comparable to companies included in the Russell
Microcap Growth Index (between  $8 million and  $647 million as of
June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment
universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend.
Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their
potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible
securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM Micro Cap Fund"
in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its
advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2003-06/30/2003    35.75%

Lowest 07/01/2002-09/30/2002    -26.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Micro Cap Fund (Prospectus Summary) | Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
Allianz AGIC Micro Cap Fund | Russell Microcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Allianz AGIC Micro Cap Fund | Lipper Small-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2001	rr_AnnualReturn2001	(3.42%)
Annual Return 2002	rr_AnnualReturn2002	(29.92%)
Annual Return 2003	rr_AnnualReturn2003	83.91%
Annual Return 2004	rr_AnnualReturn2004	6.05%
Annual Return 2005	rr_AnnualReturn2005	10.41%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	8.51%
Annual Return 2008	rr_AnnualReturn2008	(38.87%)
Annual Return 2009	rr_AnnualReturn2009	28.80%
Annual Return 2010	rr_AnnualReturn2010	35.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Allianz AGIC Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.65%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995

[1]	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.54% for Institutional Class shares and 1.65% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC Small to Mid Cap Growth Fund (Prospectus Summary) | Allianz AGIC Small to Mid Cap Growth Fund
Allianz AGIC Small to Mid Cap Growth Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Allianz AGIC Small to Mid Cap Growth Fund Institutional Class	0.80%	none	3.54%	4.34%	(3.44%)	[1]	0.90%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.90% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Allianz AGIC Small to Mid Cap Growth Fund Institutional Class	92	1,001	1,923	4,281

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with small to medium market capitalizations. The Fund currently defines small to medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell
2500 Growth Index (between  $39 million and  $5.2 billion as of
June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment
universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend.
Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their
potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund did not invest
significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM Small to Mid Cap
Growth Fund" in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its
advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    24.35%

Lowest 10/01/2008-12/31/2008    -27.32%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Small to Mid Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	23.31%	1.66%	Jul 31, 2007
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	23.31%	1.66%	Jul 31, 2007
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	15.15%	1.42%	Jul 31, 2007
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	25.25%	0.94%	Jul 31, 2007
Russell 2500 Growth Index	Russell 2500 Growth Index	28.86%	2.78%	Jul 31, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Small to Mid Cap Growth Fund (Prospectus Summary) | Allianz AGIC Small to Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Small to Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with small to medium market capitalizations. The Fund currently defines small to medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell
2500 Growth Index (between  $39 million and  $5.2 billion as of
June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment
universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend.
Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their
potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund did not invest
significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25,
2010, the Fund changed its name from "Allianz NACM Small to Mid Cap
Growth Fund" in connection with the Fund's previous sub-adviser,
Nicholas-Applegate Capital Management LLC, transferring its
advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    24.35%

Lowest 10/01/2008-12/31/2008    -27.32%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Small to Mid Cap Growth Fund (Prospectus Summary) | Allianz AGIC Small to Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
Allianz AGIC Small to Mid Cap Growth Fund | Lipper Small-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Allianz AGIC Small to Mid Cap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Allianz AGIC Small to Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.44%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,281
Annual Return 2008	rr_AnnualReturn2008	(44.79%)
Annual Return 2009	rr_AnnualReturn2009	42.05%
Annual Return 2010	rr_AnnualReturn2010	23.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Allianz AGIC Small to Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Allianz AGIC Small to Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.90% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Ultra Micro Cap Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.50%	none	2.31%	[1]	3.81%	(1.58%)	[2]	2.23%	[2]
Class P	1.50%	none	5.33%	[1]	6.83%	(4.42%)	[2]	2.41%	[2]
[1]	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 2.23% for Institutional Class shares and 2.41% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC Ultra Micro Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	226	1,019	1,830	3,945
Class P	244	1,592	2,895	5,965

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 123% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The
Fund currently defines ultra micro-cap companies as those with market capitalizations less than the weighted average of the
Russell Microcap Growth Index ( $258 million as of June 30, 2010).
The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive
fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and
competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities
(such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.
Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from
"Allianz NACM Ultra Micro Cap Fund" in connection with the Fund's previous sub- adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    34.08%

Lowest 01/01/2009-03/31/2009    -10.53%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Ultra Micro Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	50.21%	14.37%	Jan 28, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	49.05%	14.06%	Jan 28, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	34.05%	12.39%	Jan 28, 2008
Class P	Class P - Before Taxes	50.06%	14.25%	Jan 28, 2008
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	25.25%	4.51%	Jan 28, 2008
Russell Microcap Growth Index	Russell Microcap Growth Index	29.48%	4.04%	Jan 28, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 123% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The
Fund currently defines ultra micro-cap companies as those with market capitalizations less than the weighted average of the
Russell Microcap Growth Index ( $258 million as of June 30, 2010).
The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive
fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and
competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities
(such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.
Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from
"Allianz NACM Ultra Micro Cap Fund" in connection with the Fund's previous sub- adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    34.08%

Lowest 01/01/2009-03/31/2009    -10.53%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.53%)
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC Ultra Micro Cap Fund | Lipper Small-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Allianz AGIC Ultra Micro Cap Fund | Russell Microcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.23%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,019
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,830
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,945
Annual Return 2009	rr_AnnualReturn2009	52.63%
Annual Return 2010	rr_AnnualReturn2010	50.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	50.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Allianz AGIC Ultra Micro Cap Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	49.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Allianz AGIC Ultra Micro Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Allianz AGIC Ultra Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.83%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.42%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,895
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,965
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	50.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008

[1]	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 2.23% for Institutional Class shares and 2.41% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund
Allianz AGIC U.S. Emerging Growth Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC U.S. Emerging Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.90%	none	0.68%	[1]	1.58%	(0.43%)	[2]	1.15%	[2]
Class P	0.90%	none	1.20%	[1]	2.10%	(0.85%)	[2]	1.25%	[2]
Class D	0.90%	0.25%	1.20%	[1]	2.35%	(0.85%)	[2]	1.50%	[2]
[1]	Other Expenses for Class P and Class D shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and/or offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Institutional Class shares, 1.25% for Class P shares and 1.50% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC U.S. Emerging Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	117	457	820	1,842
Class P	127	561	1,021	2,296
Class D	153	638	1,149	2,555

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 168% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with a market
capitalization similar to the Russell 2000 Growth Index (between
 $39 million and  $2.5 billion as of June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion.
Company-specific research includes industry and competitive
analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities
(such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM Emerging Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser. Following this it was named "Allianz AGIC Emerging
Growth Fund" until recently changing to its current name.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    28.68%

Lowest 10/01/2008-12/31/2008    -28.63%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC U.S. Emerging Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	26.33%	6.36%	2.38%	7.29%	Oct 1, 1993
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	26.33%	5.94%	2.18%	5.50%	Oct 1, 1993
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	17.11%	5.47%	2.04%	5.42%	Oct 1, 1993
Class P	Class P - Before Taxes	26.20%	6.25%	2.27%	7.18%	Oct 1, 1993
Class D	Class D - Before Taxes	25.90%	5.99%	2.02%	6.92%	Oct 1, 1993
Russell 2000 Growth Index	Russell 2000 Growth Index	29.09%	5.30%	3.78%	5.89%	Oct 1, 1993
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	25.25%	4.10%	7.33%	10.02%	Oct 1, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC U.S. Emerging Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 168% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class P and Class D shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with a market
capitalization similar to the Russell 2000 Growth Index (between
 $39 million and  $2.5 billion as of June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion.
Company-specific research includes industry and competitive
analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities
(such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM Emerging Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser. Following this it was named "Allianz AGIC Emerging
Growth Fund" until recently changing to its current name.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    28.68%

Lowest 10/01/2008-12/31/2008    -28.63%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.63%)
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC U.S. Emerging Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Lipper Small-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,842
Annual Return 2001	rr_AnnualReturn2001	(22.10%)
Annual Return 2002	rr_AnnualReturn2002	(31.14%)
Annual Return 2003	rr_AnnualReturn2003	37.76%
Annual Return 2004	rr_AnnualReturn2004	11.16%
Annual Return 2005	rr_AnnualReturn2005	13.15%
Annual Return 2006	rr_AnnualReturn2006	16.15%
Annual Return 2007	rr_AnnualReturn2007	20.29%
Annual Return 2008	rr_AnnualReturn2008	(46.58%)
Annual Return 2009	rr_AnnualReturn2009	44.33%
Annual Return 2010	rr_AnnualReturn2010	26.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993

[1]	Other Expenses for Class P and Class D shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and/or offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Institutional Class shares, 1.25% for Class P shares and 1.50% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund
Allianz NFJ Global Dividend Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Global Dividend Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.85%	none	2.55%	3.40%	(2.20%)	[1]	1.20%	[1]
Class P	0.85%	none	3.60%	4.45%	(3.14%)	[1]	1.31%	[1]
Class D	0.85%	0.25%	3.43%	4.53%	(3.02%)	[1]	1.51%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares, 1.30% for Class P shares and 1.50% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz NFJ Global Dividend Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	122	839	1,580	3,537
Class P	133	1,061	1,999	4,390
Class D	154	1,096	2,047	4,463

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of  $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. The Fund normally invests at least 40% of its total assets in non-U.S. securities (directly or through depositary receipts) and at least 25% of its total assets in U.S. securities, and allocates its investments across at least three different countries (including the U.S.). The Fund normally invests no more than 30% of its total assets in emerging market securities. The portfolio managers focus on securities of companies that they believe have low valuations and they use quantitative factors to screen the Fund's initial selection universe. The portfolio
managers classify this universe by industry (without regard to geographic concentration) in order to determine potential holdings representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company's earnings), dividend yield,
price-to-book ratios (i.e., share price relative to a company's balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company's cash flow) and price momentum (i.e., changes in security price relative to changes in overall market prices). After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010    14.21%

Lowest 04/01/2010-06/30/2010    -10.16%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz NFJ Global Dividend Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	8.80%	21.96%	Jun 26, 2009
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	6.64%	19.63%	Jun 26, 2009
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	5.73%	17.41%	Jun 26, 2009
Class P	Class P - Before Taxes	8.71%	21.84%	Jun 26, 2009
Class D	Class D - Before Taxes	8.45%	21.59%	Jun 26, 2009
MSCI AC World Index	MSCI AC World Index	12.67%	24.29%	Jun 26, 2009
Lipper Global Multi-Cap Value Funds Average	Lipper Global Multi-Cap Value Funds Average	14.87%	27.53%	Jun 26, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Global Dividend Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of  $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. The Fund normally invests at least 40% of its total assets in non-U.S. securities (directly or through depositary receipts) and at least 25% of its total assets in U.S. securities, and allocates its investments across at least three different countries (including the U.S.). The Fund normally invests no more than 30% of its total assets in emerging market securities. The portfolio managers focus on securities of companies that they believe have low valuations and they use quantitative factors to screen the Fund's initial selection universe. The portfolio
managers classify this universe by industry (without regard to geographic concentration) in order to determine potential holdings representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company's earnings), dividend yield,
price-to-book ratios (i.e., share price relative to a company's balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company's cash flow) and price momentum (i.e., changes in security price relative to changes in overall market prices). After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010    14.21%

Lowest 04/01/2010-06/30/2010    -10.16%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.16%)
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz NFJ Global Dividend Value Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Lipper Global Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Multi-Cap Value Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,537
Annual Return 2010	rr_AnnualReturn2010	8.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.45%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.31%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,999
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,390
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.53%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.51%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,463
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares, 1.30% for Class P shares and 1.50% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund
Allianz RCM All Alpha Fund
Investment Objective
The Fund seeks maximum total return while minimizing the effect of market volatility.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM All Alpha Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.25%	none	4.58%	[1]	5.83%	(3.47%)	[2]	2.36%	[2]
Class P	1.25%	none	4.68%	[1]	5.93%	(3.47%)	[2]	2.46%	[2]
Class D	1.25%	0.25%	4.58%	[1]	6.08%	(3.37%)	[2]	2.71%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM All Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	239	934
Class P	249	964
Class D	274	1,017

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay
strategy for seeking enhanced returns or for hedging purposes. The
Fund may have a high annual portfolio turnover rate, which may be
600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
table above under "Fees and Expenses of the Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity
securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM All Alpha Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return while minimizing the effect of market volatility.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay
strategy for seeking enhanced returns or for hedging purposes. The
Fund may have a high annual portfolio turnover rate, which may be
600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
table above under "Fees and Expenses of the Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity
securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Alpha Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	4.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.83%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.47%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.36%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	934
Allianz RCM All Alpha Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	4.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.93%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.47%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.46%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	964
Allianz RCM All Alpha Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	4.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.71%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,017

[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund
Allianz RCM All Horizons Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM All Horizons Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.95%	none	10.02%	10.97%	(9.67%)	[1]	1.30%	[1]
Class P	0.95%	none	10.11%	11.06%	(9.66%)	[1]	1.40%	[1]
Class D	0.95%	0.25%	27.89%	29.09%	(27.43%)	[1]	1.66%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Institutional Class shares, 1.40% for Class P shares and 1.66% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM All Horizons Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	132	2,274	4,167	7,996
Class P	143	2,297	4,199	8,032
Class D	169	4,820	7,500	10,226

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 193% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund may invest without limit in emerging market securities. The portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The
portfolio managers select from a broad universe of investments on a bottom-up basis, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Fund typically does not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. In addition to equity
securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.82%

Lowest 04/01/2010-06/30/2010    -13.69%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund
shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM All Horizons Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	16.24%	(1.11%)	Jul 15, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	14.03%	(2.05%)	Jul 15, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	10.51%	(1.49%)	Jul 15, 2008
Class P	Class P - Before Taxes	16.12%	(1.19%)	Jul 15, 2008
Class D	Class D - Before Taxes	15.88%	(1.45%)	Jul 15, 2008
MSCI World Index	MSCI World Index	11.76%	0.79%	Jul 15, 2008
Lipper Global Large Cap Growth Funds Average	Lipper Global Large Cap Growth Funds Average	13.28%	(1.08%)	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM All Horizons Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 193% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund may invest without limit in emerging market securities. The portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The
portfolio managers select from a broad universe of investments on a bottom-up basis, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Fund typically does not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. In addition to equity
securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.82%

Lowest 04/01/2010-06/30/2010    -13.69%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund
shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.69%)
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Horizons Fund (First Prospectus Summary) | Allianz RCM All Horizons Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Horizons Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Lipper Global Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(9.67%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,996
Annual Return 2009	rr_AnnualReturn2009	25.82%
Annual Return 2010	rr_AnnualReturn2010	16.24%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(9.66%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,297
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,199
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,032
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	27.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.09%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(27.43%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.66%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	7,500
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	10,226
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Institutional Class shares, 1.40% for Class P shares and 1.66% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund
Allianz RCM China Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM China Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.10%	none	6.91%	8.01%	(6.61%)	[1]	1.40%	[1]
Class P	1.10%	none	7.03%	8.13%	(6.63%)	[1]	1.50%	[1]
Administrative Class	1.10%	0.25%	5.79%	7.14%	(5.49%)	[1]	1.65%	[1]
Class D	1.10%	0.25%	6.75%	8.10%	(6.40%)	[1]	1.70%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares, 1.65% for Administrative Class shares and 1.70% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM China Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	143	1,753	3,267	6,672
Class P	153	1,783	3,313	6,739
Administrative Class	168	1,612	2,995	6,203
Class D	173	1,795	3,318	6,731

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on June 4, 2010 through the end of its fiscal year on November 30, 2010 was 21% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider "Chinese companies" as those companies that
(i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland
China, or (iii) maintain at least 50% of their assets in mainland
China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as
"H-shares") or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as
"Red-chips"), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the
United States. Under normal circumstances, no more than 20% of the
Fund's assets will be invested in Chinese companies listed on the
Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China's currency) or B-shares
(which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment
opportunities based on fundamental analysis. The portfolio managers focus on growth securities that they believe are trading at
reasonable valuations, securities with positive transformations
(e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to equity securities (such as preferred stocks,
convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China (Focused Investment Risk, China-Related
Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM China Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on June 4, 2010 through the end of its fiscal year on November 30, 2010 was 21% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider "Chinese companies" as those companies that
(i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland
China, or (iii) maintain at least 50% of their assets in mainland
China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as
"H-shares") or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as
"Red-chips"), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the
United States. Under normal circumstances, no more than 20% of the
Fund's assets will be invested in Chinese companies listed on the
Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China's currency) or B-shares
(which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment
opportunities based on fundamental analysis. The portfolio managers focus on growth securities that they believe are trading at
reasonable valuations, securities with positive transformations
(e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to equity securities (such as preferred stocks,
convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China (Focused Investment Risk, China-Related
Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.01%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.61%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,753
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,267
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,672
Allianz RCM China Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.13%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,783
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,739
Allianz RCM China Equity Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.49%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.65%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,612
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,995
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,203
Allianz RCM China Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.10%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.40%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,795
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,318
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,731

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares, 1.65% for Administrative Class shares and 1.70% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund
Allianz RCM Disciplined Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Disciplined Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.70%	none	1.23%	1.93%	(0.98%)	[1]	0.95%	[1]
Class P	0.70%	none	1.34%	2.04%	(0.99%)	[1]	1.05%	[1]
Class D	0.70%	0.25%	1.73%	2.68%	(1.43%)	[1]	1.25%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.95% for Institutional Class shares, 1.05% for Class P shares and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Disciplined Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	97	511	951	2,174
Class P	107	544	1,007	2,290
Class D	127	696	1,292	2,907

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 30% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The
Fund invests primarily in U.S. companies with market
capitalizations of at least  $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than
10% in companies organized or headquartered in any one
non-U.S. country or 10% in emerging market securities). The
portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation;
substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and
equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react
more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company
Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.60%

Lowest 04/01/2010-06/30/2010    -12.45%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Disciplined Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	13.64%	5.99%	Jul 15, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	12.25%	4.57%	Jul 15, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	8.97%	4.26%	Jul 15, 2008
Class P	Class P - Before Taxes	13.47%	5.89%	Jul 15, 2008
Class D	Class D - Before Taxes	13.23%	5.60%	Jul 15, 2008
S&P 500 Index	S&P 500 Index	15.06%	3.78%	Jul 15, 2008
Lipper Large-Cap Core Funds Average	Lipper Large-Cap Core Funds Average	12.94%	1.41%	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Disciplined Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 30% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The
Fund invests primarily in U.S. companies with market
capitalizations of at least  $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than
10% in companies organized or headquartered in any one
non-U.S. country or 10% in emerging market securities). The
portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation;
substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and
equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react
more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company
Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.60%

Lowest 04/01/2010-06/30/2010    -12.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Disciplined Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Lipper Large-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Annual Return 2009	rr_AnnualReturn2009	42.27%
Annual Return 2010	rr_AnnualReturn2010	13.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,290
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.43%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,907
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.95% for Institutional Class shares, 1.05% for Class P shares and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund
Allianz RCM Global EcoTrendssm Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global EcoTrends Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.00%	none	0.39%	1.39%	(0.04%)	[1]	1.35%	[1]
Class P	1.00%	none	0.57%	1.57%	(0.12%)	[1]	1.45%	[1]
Class D	1.00%	0.25%	0.48%	1.73%	(0.08%)	[1]	1.65%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.35% for Institutional Class shares, 1.45% for Class P shares and 1.65% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Global EcoTrends Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	137	436	757	1,665
Class P	148	484	844	1,857
Class D	168	537	931	2,034

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity
securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the
EcoEnergy, Pollution Control and Clean Water sectors (together, the
"Eco-Sectors"). The Fund considers (i) the "EcoEnergy" sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the "Pollution Control" sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the "Clean Water" sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and
the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and
early-stage companies. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its
investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a
disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment affiliates and resources. The
portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best
investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued (value securities), securities they consider to have unrecognized
growth potential (growth securities), or a blend of both.
Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund's investment universe and do not seek to replicate any index or other benchmark. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused
Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.34%

Lowest 10/01/2008-12/31/2008    -30.39%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global EcoTrends Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	(2.09%)	(3.20%)	Jan 31, 2007
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(2.09%)	(3.29%)	Jan 31, 2007
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(1.36%)	(2.73%)	Jan 31, 2007
Class P	Class P - Before Taxes	(2.23%)	(3.30%)	Jan 31, 2007
Class D	Class D - Before Taxes	(2.33%)	(3.49%)	Jan 31, 2007
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.78%	5.57%	Jan 31, 2007
FTSE ET50 Index	FTSE ET50 Index	(5.32%)	(1.98%)	Jan 31, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global EcoTrendssm Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity
securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the
EcoEnergy, Pollution Control and Clean Water sectors (together, the
"Eco-Sectors"). The Fund considers (i) the "EcoEnergy" sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the "Pollution Control" sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the "Clean Water" sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and
the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and
early-stage companies. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its
investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a
disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment affiliates and resources. The
portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best
investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued (value securities), securities they consider to have unrecognized
growth potential (growth securities), or a blend of both.
Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund's investment universe and do not seek to replicate any index or other benchmark. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused
Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.34%

Lowest 10/01/2008-12/31/2008    -30.39%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.39%)
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Global EcoTrends Fund (First Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Global EcoTrends Fund | Lipper Global Natural Resources Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | FTSE ET50 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE ET50 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Annual Return 2008	rr_AnnualReturn2008	(53.78%)
Annual Return 2009	rr_AnnualReturn2009	19.98%
Annual Return 2010	rr_AnnualReturn2010	(2.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,857
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.65%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	931
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,034
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.35% for Institutional Class shares, 1.45% for Class P shares and 1.65% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund
Allianz RCM Global Water Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Water Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.95%	none	0.53%	1.48%	(0.08%)	[1]	1.40%	[1]
Class P	0.95%	none	0.69%	1.64%	(0.13%)	[1]	1.51%	[1]
Class D	0.95%	0.25%	1.54%	2.74%	(1.04%)	[1]	1.70%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.70% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Global Water Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	143	460	800	1,762
Class P	154	505	880	1,933
Class D	173	752	1,357	2,995

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity
securities of companies that are represented in one or more of the
S&P Global Water Index, the Palisades Water or Global Water Indices
or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers
consider "water-related activities" as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following:
water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and
materials; water planning, control and research; water
conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water
delivery-related equipment and technology, consulting or
engineering services relating to any of the above-mentioned
activities. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.), and may invest in emerging market securities. The portfolio managers select investments on a bottom-up basis irrespective of market
capitalization, geography, industry/sector or growth- or
value-orientation, and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the
anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector
(Focused Investment Risk, Water-Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Institutional
Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.18%

Lowest 01/01/2009-03/31/2009    -12.85

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global Water Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	16.44%	(0.55%)	Mar 31, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	16.38%	(1.09%)	Mar 31, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	10.68%	(0.82%)	Mar 31, 2008
Class P	Class P - Before Taxes	16.39%	(0.64%)	Mar 31, 2008
Class D	Class D - Before Taxes	16.11%	(0.88%)	Mar 31, 2008
S&P Global Water Index	S&P Global Water Index	15.95%	0.93%	Mar 31, 2008
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.78%	(3.76%)	Mar 31, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Water Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity
securities of companies that are represented in one or more of the
S&P Global Water Index, the Palisades Water or Global Water Indices
or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers
consider "water-related activities" as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following:
water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and
materials; water planning, control and research; water
conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water
delivery-related equipment and technology, consulting or
engineering services relating to any of the above-mentioned
activities. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.), and may invest in emerging market securities. The portfolio managers select investments on a bottom-up basis irrespective of market
capitalization, geography, industry/sector or growth- or
value-orientation, and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the
anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector
(Focused Investment Risk, Water-Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Institutional
Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.18%

Lowest 01/01/2009-03/31/2009    -12.85

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.85%)
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Global Water Fund | S&P Global Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Lipper Global Natural Resources Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Annual Return 2009	rr_AnnualReturn2009	27.30%
Annual Return 2010	rr_AnnualReturn2010	16.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.51%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	752
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,995
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.70% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund
Allianz RCM International Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM International Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.85%	none	1.76%	2.61%	(1.41%)	[1]	1.20%	[1]
Class P	0.85%	none	1.85%	2.70%	(1.40%)	[1]	1.30%	[1]
Class D	0.85%	0.25%	6.88%	7.98%	(6.42%)	[1]	1.56%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares, 1.30% for Class P shares and 1.56% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM International Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	122	677	1,259	2,839
Class P	132	705	1,305	2,929
Class D	159	1,761	3,269	6,663

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 29% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of  $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the U.S., and the Fund normally has exposure to at least five countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities.
The portfolio managers select from a broad universe of investments on a bottom-up, company-specific basis and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management;
strong commitment to research and product development; and
differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    20.21%

Lowest 04/01/2010-06/30/2010    -14.87%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM International Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	7.66%	(3.25%)	Jul 15, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	7.21%	(3.60%)	Jul 15, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	4.97%	(2.96%)	Jul 15, 2008
Class P	Class P - Before Taxes	7.48%	(3.35%)	Jul 15, 2008
Class D	Class D - Before Taxes	7.22%	(3.59%)	Jul 15, 2008
MSCI EAFE Index	MSCI EAFE Index	7.75%	(1.69%)	Jul 15, 2008
Lipper International Large Cap Growth Funds Average	Lipper International Large Cap Growth Funds Average	12.38%	(0.92%)	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM International Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 29% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of  $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the U.S., and the Fund normally has exposure to at least five countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities.
The portfolio managers select from a broad universe of investments on a bottom-up, company-specific basis and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management;
strong commitment to research and product development; and
differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    20.21%

Lowest 04/01/2010-06/30/2010    -14.87%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.87%)
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM International Opportunities Fund (First Prospectus Summary) | Allianz RCM International Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM International Opportunities Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Lipper International Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	677
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,839
Annual Return 2009	rr_AnnualReturn2009	30.26%
Annual Return 2010	rr_AnnualReturn2010	7.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	705
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,929
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.98%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.42%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.56%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,663
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares, 1.30% for Class P shares and 1.56% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund
Allianz RCM Redwood Fund
Investment Objective
The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad
U.S. equity market.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Redwood Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	1.00%	none	2.96%	[1]	3.96%	(2.56%)	[2]	1.40%	[2]
Class P	1.00%	none	3.06%	[1]	4.06%	(2.56%)	[2]	1.50%	[2]
Class D	1.00%	0.25%	3.06%	[1]	4.31%	(2.56%)	[2]	1.75%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Redwood Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	143	665
Class P	153	696
Class D	178	771

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on
U.S. equities and writing out-of-the-money put options on
U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of "intrinsic value," as described below; attractive potential return relative to risk; and an
appropriate correlation between the time to expiration and the estimate of intrinsic value. Based on fundamental research, the portfolio managers estimate the potential downside volatility (the
"intrinsic value" level) of each equity security under
consideration for the Fund's buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the Fund sells varies. The Fund may also write (sell) in-the-money call options on equity indexes and/or exchange traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options). With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions. When writing out-of-the-money put options, the Fund typically sets the strike price at or above the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The issuers of equity securities purchased by the Fund will primarily have market capitalizations in excess of  $2 billion. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
derivative instruments.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation risk (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Interest Rate Risk (convertible and fixed income
(debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Redwood Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad
U.S. equity market.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on
U.S. equities and writing out-of-the-money put options on
U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of "intrinsic value," as described below; attractive potential return relative to risk; and an
appropriate correlation between the time to expiration and the estimate of intrinsic value. Based on fundamental research, the portfolio managers estimate the potential downside volatility (the
"intrinsic value" level) of each equity security under
consideration for the Fund's buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the Fund sells varies. The Fund may also write (sell) in-the-money call options on equity indexes and/or exchange traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options). With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions. When writing out-of-the-money put options, the Fund typically sets the strike price at or above the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The issuers of equity securities purchased by the Fund will primarily have market capitalizations in excess of  $2 billion. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
derivative instruments.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation risk (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Interest Rate Risk (convertible and fixed income
(debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Redwood Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	2.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	665
Allianz RCM Redwood Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Allianz RCM Redwood Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	771

[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2015 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2015 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2015 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.80%	none	4.46%	0.61%	5.87%	(5.06%)	[1],[2]	0.81%	[1],[2]
P	0.80%	none	4.58%	0.61%	5.99%	(5.08%)	[1],[2]	0.91%	[1],[2]
Administrative	0.80%	0.25%	4.49%	0.61%	6.15%	(5.09%)	[1],[2]	1.06%	[1],[2]
D	0.80%	0.25%	4.69%	0.61%	6.35%	(5.24%)	[1],[2]	1.11%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.20%, 0.30%, 0.45%, and 0.50% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	83	1,295	2,487	5,376
P	93	1,328	2,538	5,460
Administrative	108	1,372	2,607	5,572
D	113	1,415	2,682	5,702

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 24% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions,
as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2015
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        14.50%
                       U.S. Core Fixed Income                              7.00%
                       Non-US Core Bonds                                   4.00%
                       Inflation-Protected Bonds                          39.03%

   Return-Generating   US Large Cap Equity                                 6.53%
                       US Small Cap Equity                                 5.00%
                       Developed Non-US Large Cap Equity                   7.68%
                       Developed Non-US Small/Mid Cap Equity               1.34%
                       Emerging Market Equity                              1.18%
                       Global Fixed-Income                                 6.50%
                       Commodity-Related Futures & Equities                4.13%
                       Global Real Estate                                  3.11%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.06%

Lowest 04/01/2010-06/30/2010    -0.50%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2015 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	11.48%	17.00%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	9.55%	15.09%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	7.63%	13.51%	Dec 29, 2008
P	Class P - Before Taxes	11.37%	16.90%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	11.16%	16.71%	Dec 29, 2008
D	Class D - Before Taxes	11.14%	16.66%	Dec 29, 2008
Down Jones Real Return 2015 Index	Dow Jones Real Return 2015 Index	10.62%	14.13%	Dec 29, 2008
Lipper Mixed-Asset Target 2015 Funds Average	Lipper Mixed-Asset Target 2015 Funds Average	11.29%	17.24%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2015 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2015 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 24% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions,
as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2015
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        14.50%
                       U.S. Core Fixed Income                              7.00%
                       Non-US Core Bonds                                   4.00%
                       Inflation-Protected Bonds                          39.03%

   Return-Generating   US Large Cap Equity                                 6.53%
                       US Small Cap Equity                                 5.00%
                       Developed Non-US Large Cap Equity                   7.68%
                       Developed Non-US Small/Mid Cap Equity               1.34%
                       Emerging Market Equity                              1.18%
                       Global Fixed-Income                                 6.50%
                       Commodity-Related Futures & Equities                4.13%
                       Global Real Estate                                  3.11%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.06%

Lowest 04/01/2010-06/30/2010    -0.50%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2015 Fund | Down Jones Real Return 2015 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2015 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Lipper Mixed-Asset Target 2015 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2015 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.81%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,295
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,487
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,376
Annual Return 2009	rr_AnnualReturn2009	22.50%
Annual Return 2010	rr_AnnualReturn2010	11.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.99%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.08%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.91%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,460
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.15%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.09%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,607
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,572
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.35%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.24%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.11%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,682
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,702
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.20%, 0.30%, 0.45%, and 0.50% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2020 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2020 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2020 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.80%	none	5.00%	0.64%	6.44%	(5.57%)	[1],[2]	0.87%	[1],[2]
P	0.80%	none	5.13%	0.64%	6.57%	(5.60%)	[1],[2]	0.97%	[1],[2]
Administrative	0.80%	0.25%	5.03%	0.64%	6.72%	(5.60%)	[1],[2]	1.12%	[1],[2]
D	0.80%	0.25%	4.90%	0.64%	6.59%	(5.42%)	[1],[2]	1.17%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.23%, 0.33%, 0.48%, and 0.53% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	89	1,411	2,695	5,747
P	99	1,445	2,748	5,832
Administrative	114	1,486	2,812	5,931
D	119	1,466	2,770	5,854

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 23% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2020
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.64%
                       U.S. Core Fixed Income                              5.97%
                       Non-US Core Bonds                                   3.96%
                       Inflation-Protected Bonds                          34.07%

   Return-Generating   US Large Cap Equity                                 7.34%
                       US Small Cap Equity                                 5.95%
                       Developed Non-US Large Cap Equity                   9.55%
                       Developed Non-US Small/Mid Cap Equity               2.02%
                       Emerging Market Equity                              1.51%
                       Global Fixed-Income                                 6.98%
                       Commodity-Related Futures & Equities                5.41%
                       Global Real Estate                                  3.60%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S.
Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real
Estate-Linked Derivatives Risk (adverse changes in the real estate markets may affect the value of REIT investments or real
estate-linked derivatives); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable
Distribution Risk (periodic distributions by investments of
variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009   10.09%

Lowest 04/01/2010-06/30/2010    -1.37%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	11.70%	17.89%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	9.66%	15.86%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	7.86%	14.23%	Dec 29, 2008
P	Class P - Before Taxes	11.66%	17.79%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	11.44%	17.60%	Dec 29, 2008
D	Class D - Before Taxes	11.44%	17.54%	Dec 29, 2008
Dow Jones Real Return 2020 Index	Dow Jones Real Return 2020 Index	11.24%	15.26%	Dec 29, 2008
Lipper Mixed-Asset Target 2020 Funds Average	Lipper Mixed-Asset Target 2020 Funds Average	12.23%	18.58%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2020 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2020 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 23% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2020
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.64%
                       U.S. Core Fixed Income                              5.97%
                       Non-US Core Bonds                                   3.96%
                       Inflation-Protected Bonds                          34.07%

   Return-Generating   US Large Cap Equity                                 7.34%
                       US Small Cap Equity                                 5.95%
                       Developed Non-US Large Cap Equity                   9.55%
                       Developed Non-US Small/Mid Cap Equity               2.02%
                       Emerging Market Equity                              1.51%
                       Global Fixed-Income                                 6.98%
                       Commodity-Related Futures & Equities                5.41%
                       Global Real Estate                                  3.60%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S.
Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real
Estate-Linked Derivatives Risk (adverse changes in the real estate markets may affect the value of REIT investments or real
estate-linked derivatives); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable
Distribution Risk (periodic distributions by investments of
variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009   10.09%

Lowest 04/01/2010-06/30/2010    -1.37%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.37%)
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2020 Fund | Dow Jones Real Return 2020 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2020 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Lipper Mixed-Asset Target 2020 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2020 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.44%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.57%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.87%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,411
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,695
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,747
Annual Return 2009	rr_AnnualReturn2009	24.05%
Annual Return 2010	rr_AnnualReturn2010	11.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.57%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.97%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,445
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,832
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.72%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.12%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,812
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,931
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.59%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.42%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.17%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,466
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,770
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,854
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.23%, 0.33%, 0.48%, and 0.53% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2030 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2030 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2030 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	none	4.44%	0.77%	6.06%	(5.16%)	[1],[2]	0.90%	[1],[2]
P	0.85%	none	4.56%	0.77%	6.18%	(5.18%)	[1],[2]	1.00%	[1],[2]
Administrative	0.85%	0.25%	4.45%	0.77%	6.32%	(5.17%)	[1],[2]	1.15%	[1],[2]
D	0.85%	0.25%	4.53%	0.77%	6.40%	(5.20%)	[1],[2]	1.20%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	92	1,340	2,562	5,506
P	102	1,372	2,613	5,588
Administrative	117	1,413	2,674	5,685
D	122	1,432	2,706	5,737

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 33% of the average value of its portfolio. High levels
of portfolio turnover may indicate higher transaction costs
and may result in higher taxes for you if your Fund shares
are held in a taxable account. These costs, which are
not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2030
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.65%
                       U.S. Core Fixed Income                              3.98%
                       Non-US Core Bonds                                   2.95%
                       Inflation-Protected Bonds                          16.36%

   Return-Generating   US Large Cap Equity                                11.10%
                       US Small Cap Equity                                 9.34%
                       Developed Non-US Large Cap Equity                  16.44%
                       Developed Non-US Small/Mid Cap Equity               2.83%
                       Emerging Market Equity                              3.11%
                       Global Fixed-Income                                 7.88%
                       Commodity-Related Futures & Equities                7.25%
                       Global Real Estate                                  5.11%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   14.44%

Lowest 04/01/2010-06/30/2010    -4.55%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	13.83%	22.34%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	11.51%	20.37%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	9.34%	18.16%	Dec 29, 2008
P	Class P - Before Taxes	13.73%	22.20%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	13.53%	22.02%	Dec 29, 2008
D	Class D - Before Taxes	13.45%	21.90%	Dec 29, 2008
Dow Jones Real Return 2030 Index	Dow Jones Real Return 2030 Index	13.37%	19.27%	Dec 29, 2008
Lipper Mixed-Asset Target 2030 Funds Average	Lipper Mixed-Asset Target 2030 Funds Average	13.65%	21.19%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2030 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2030 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 33% of the average value of its portfolio. High levels
of portfolio turnover may indicate higher transaction costs
and may result in higher taxes for you if your Fund shares
are held in a taxable account. These costs, which are
not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2030
approaches and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.65%
                       U.S. Core Fixed Income                              3.98%
                       Non-US Core Bonds                                   2.95%
                       Inflation-Protected Bonds                          16.36%

   Return-Generating   US Large Cap Equity                                11.10%
                       US Small Cap Equity                                 9.34%
                       Developed Non-US Large Cap Equity                  16.44%
                       Developed Non-US Small/Mid Cap Equity               2.83%
                       Emerging Market Equity                              3.11%
                       Global Fixed-Income                                 7.88%
                       Commodity-Related Futures & Equities                7.25%
                       Global Real Estate                                  5.11%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   14.44%

Lowest 04/01/2010-06/30/2010    -4.55%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
Allianz Global Investors Solutions 2030 Fund | Dow Jones Real Return 2030 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2030 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Lipper Mixed-Asset Target 2030 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2030 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.16%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,562
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,506
Annual Return 2009	rr_AnnualReturn2009	30.59%
Annual Return 2010	rr_AnnualReturn2010	13.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.18%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.00%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,613
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,588
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.32%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,413
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,674
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,685
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.40%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.20%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,432
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,706
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,737
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2040 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2040 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	none	5.13%	0.90%	6.88%	(5.85%)	[1],[2]	1.03%	[1],[2]
P	0.85%	none	5.25%	0.90%	7.00%	(5.87%)	[1],[2]	1.13%	[1],[2]
Administrative	0.85%	0.25%	5.14%	0.90%	7.14%	(5.86%)	[1],[2]	1.28%	[1],[2]
D	0.85%	0.25%	5.48%	0.90%	7.48%	(6.15%)	[1],[2]	1.33%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	105	1,509	2,860	6,023
P	115	1,540	2,909	6,099
Administrative	130	1,580	2,968	6,187
D	135	1,648	3,087	6,382

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 44% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2040
approaches, and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         8.66%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           2.94%

   Return-Generating   US Large Cap Equity                                14.97%
                       US Small Cap Equity                                13.78%
                       Developed Non-US Large Cap Equity                  23.35%
                       Developed Non-US Small/Mid Cap Equity               3.68%
                       Emerging Market Equity                              4.30%
                       Global Fixed-Income                                10.37%
                       Commodity-Related Futures & Equities                9.97%
                       Global Real Estate                                  7.98%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.99%

Lowest 04/01/2010-06/30/2010    -7.77%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	16.15%	26.30%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	13.48%	24.16%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	11.32%	21.63%	Dec 29, 2008
P	Class P - Before Taxes	16.00%	26.17%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	15.85%	25.99%	Dec 29, 2008
D	Class D - Before Taxes	15.79%	25.85%	Dec 29, 2008
Dow Jones Real Return 2040 Index	Dow Jones Real Return 2040 Index	15.39%	23.29%	Dec 29, 2008
Lipper Mixed-Asset Target 2040 Funds Average	Lipper Mixed-Asset Target 2040 Funds Average	14.39%	22.43%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2040 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 44% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2040
approaches, and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         8.66%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           2.94%

   Return-Generating   US Large Cap Equity                                14.97%
                       US Small Cap Equity                                13.78%
                       Developed Non-US Large Cap Equity                  23.35%
                       Developed Non-US Small/Mid Cap Equity               3.68%
                       Emerging Market Equity                              4.30%
                       Global Fixed-Income                                10.37%
                       Commodity-Related Futures & Equities                9.97%
                       Global Real Estate                                  7.98%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.99%

Lowest 04/01/2010-06/30/2010    -7.77%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.77%)
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2040 Fund | Dow Jones Real Return 2040 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2040 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Lipper Mixed-Asset Target 2040 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2040 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.88%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.03%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,023
Annual Return 2009	rr_AnnualReturn2009	35.97%
Annual Return 2010	rr_AnnualReturn2010	16.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.00%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.87%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.13%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,540
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,909
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,099
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.86%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.28%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,580
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,968
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,187
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.48%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.15%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.33%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,648
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,087
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,382
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2050 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2050 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	none	5.12%	0.92%	6.89%	(5.84%)	[1],[2]	1.05%	[1],[2]
P	0.85%	none	5.23%	0.92%	7.00%	(5.85%)	[1],[2]	1.15%	[1],[2]
Administrative	0.85%	0.25%	5.13%	0.92%	7.15%	(5.85%)	[1],[2]	1.30%	[1],[2]
D	0.85%	0.25%	5.26%	0.92%	7.28%	(5.93%)	[1],[2]	1.35%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	107	1,513	2,865	6,030
P	117	1,542	2,911	6,100
Administrative	132	1,584	2,973	6,194
D	137	1,612	3,021	6,270

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 37% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2050
approaches, and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         5.64%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           0.00%

   Return-Generating   US Large Cap Equity                                15.90%
                       US Small Cap Equity                                15.02%
                       Developed Non-US Large Cap Equity                  24.45%
                       Developed Non-US Small/Mid Cap Equity               3.99%
                       Emerging Market Equity                              4.61%
                       Global Fixed-Income                                10.82%
                       Commodity-Related Futures & Equities               11.22%
                       Global Real Estate                                  8.35%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.98%

Lowest 04/01/2010-06/30/2010    -8.00%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	17.22%	26.98%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	14.25%	24.66%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	12.00%	22.11%	Dec 29, 2008
P	Class P - Before Taxes	17.06%	26.84%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	16.92%	26.66%	Dec 29, 2008
D	Class D - Before Taxes	16.84%	26.54%	Dec 29, 2008
Dow Jones Real Return 40+ Iindex	Dow Jones Real Return 40+ Index	16.21%	25.04%	Dec 29, 2008
Lipper Mixed-Asset Target 2050+ Funds Average	Lipper Mixed-Asset Target 2050+ Funds Average	14.50%	22.95%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2050 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 37% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The
Fund uses an actively-managed strategy and modifies asset
allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2050
approaches, and becoming increasingly conservative over time. The chart below illustrates the AGI Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors Solutions Retirement
Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,
after-inflation capital appreciation. More information about the
Fund's asset allocation and portfolio construction strategy, the
Retirement Income Fund and the Underlying Funds is available in the
Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         5.64%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           0.00%

   Return-Generating   US Large Cap Equity                                15.90%
                       US Small Cap Equity                                15.02%
                       Developed Non-US Large Cap Equity                  24.45%
                       Developed Non-US Small/Mid Cap Equity               3.99%
                       Emerging Market Equity                              4.61%
                       Global Fixed-Income                                10.82%
                       Commodity-Related Futures & Equities               11.22%
                       Global Real Estate                                  8.35%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). There is no guarantee that the Fund will provide adequate income at and/or through an
investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible
Securities Risk, Credit Risk, Fixed Income Risk, High Yield Risk,
Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities
purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed
securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on);
Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT and Real Estate-Linked Derivatives Risk
(adverse changes in the real estate markets may affect the value of
REIT investments or real estate-linked derivatives); Short Selling
Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and
Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.98%

Lowest 04/01/2010-06/30/2010    -8.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.00%)
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2050 Fund | Dow Jones Real Return 40+ Iindex
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 40+ Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Lipper Mixed-Asset Target 2050+ Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2050+ Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.89%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.84%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,513
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,865
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,030
Annual Return 2009	rr_AnnualReturn2009	36.19%
Annual Return 2010	rr_AnnualReturn2010	17.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.00%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,911
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,100
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.15%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,584
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,973
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,194
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.28%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.93%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,612
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,270
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund
Allianz Global Investors Solutions Retirement Income Fund
Investment Objective
The Fund seeks current income and, secondarily, capital
appreciation. The Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Retirement Income Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.75%	none	4.29%	0.58%	5.62%	(4.82%)	[1],[2]	0.80%	[1],[2]
P	0.75%	none	4.38%	0.58%	5.71%	(4.81%)	[1],[2]	0.90%	[1],[2]
Administrative	0.75%	0.25%	4.28%	0.58%	5.86%	(4.81%)	[1],[2]	1.05%	[1],[2]
D	0.75%	0.25%	4.75%	0.58%	6.33%	(5.23%)	[1],[2]	1.10%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.22%, 0.32%, 0.47%, and 0.52% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	82	1,246	2,395	5,207
P	92	1,272	2,436	5,274
Administrative	107	1,315	2,502	5,382
D	112	1,410	2,674	5,689

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 22%
of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S.,
and the Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 25% of the Fund's assets in return-generating assets and 75% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 15% to 35% for return-generating assets and 65% to 85% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus.

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund. Other principal risks include:
Commodity Risk (commodity-linked derivative instruments may
increase volatility); Convertible Securities Risk, Credit Risk,
Fixed Income Risk, High Yield Risk, Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    8.57%

Lowest 04/01/2010-06/30/2010    -0.12%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Retirement Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	10.48%	16.05%	Dec 29, 2008
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	8.56%	13.91%	Dec 29, 2008
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	6.90%	12.52%	Dec 29, 2008
P	Class P - Before Taxes	10.43%	15.96%	Dec 29, 2008
Administrative	Administrative Class - Before Taxes	10.21%	15.76%	Dec 29, 2008
D	Class D - Before Taxes	10.20%	15.68%	Dec 29, 2008
Dow Jones Real Return Today Index	Dow Jones Real Return Today Index	10.34%	13.54%	Dec 29, 2008
Lipper Mixed-Asset Target Allocation Conservative Funds Average	Lipper Mixed-Asset Target Allocation Conservative Funds Average	9.67%	14.96%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Retirement Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income and, secondarily, capital
appreciation. The Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 22%
of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S.,
and the Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 25% of the Fund's assets in return-generating assets and 75% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 15% to 35% for return-generating assets and 65% to 85% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund. Other principal risks include:
Commodity Risk (commodity-linked derivative instruments may
increase volatility); Convertible Securities Risk, Credit Risk,
Fixed Income Risk, High Yield Risk, Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    8.57%

Lowest 04/01/2010-06/30/2010    -0.12%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.12%)
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Retirement Income Fund | Dow Jones Real Return Today Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return Today Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Conservative Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.62%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.82%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,207
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	10.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.71%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.81%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,436
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,274
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.81%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,502
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,382
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.33%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.23%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,410
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,674
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,689
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.22%, 0.32%, 0.47%, and 0.52% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Global Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Global Allocation Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.85%	none	0.30%	0.81%	1.96%	(1.01%)	[1],[2]	0.95%	[1],[2]
Class P	0.85%	none	0.54%	0.81%	2.20%	(1.15%)	[1],[2]	1.05%	[1],[2]
Administrative Class	0.85%	0.25%	0.27%	0.81%	2.18%	(0.98%)	[1],[2]	1.20%	[1],[2]
Class D	0.85%	0.25%	0.31%	0.81%	2.22%	(0.97%)	[1],[2]	1.25%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.14%, 0.24%, 0.39%, and 0.44% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions Global Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	97	517	964	2,204
Class P	107	577	1,074	2,444
Administrative Class	122	588	1,080	2,437
Class D	127	601	1,101	2,479

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 46% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the
United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 65% of the Fund's assets in return-generating assets and 35% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 35% to 75% for return-generating assets and 25% to 65% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from
"Allianz Global Investors Solutions Core Allocation Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.89%

Lowest 10/01/2008-12/31/2008    -12.46%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Global Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	15.10%	5.53%	5.31%	6.60%	Sep 30, 1998
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	13.49%	3.14%	3.60%	4.55%	Sep 30, 1998
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	9.76%	3.34%	3.57%	4.49%	Sep 30, 1998
Class P	Class P - Before Taxes	14.97%	5.25%	5.04%	6.29%	Sep 30, 1998
Administrative Class	Administrative Class - Before Taxes	14.74%	5.10%	4.88%	6.14%	Sep 30, 1998
Class D	Class D - Before Taxes	14.67%	5.04%	4.83%	6.08%	Sep 30, 1998
MSCI AC World Index	MSCI AC World Index	12.67%	3.44%	3.20%	4.92%	Sep 30, 1998
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%	5.64%	Sep 30, 1998
60% MSCI ACWL 40% BCAG	60% MSCI ACWL 40% BCAG	10.77%	4.88%	4.67%	5.61%	Sep 30, 1998
Lipper Mixed-Asset Target Allocation Moderate Funds Average	Lipper Mixed-Asset Target Allocation Moderate Funds Average	11.25%	3.57%	3.54%	4.64%	Sep 30, 1998

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Global Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks after-inflation capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 46% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the
United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 65% of the Fund's assets in return-generating assets and 35% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 35% to 75% for return-generating assets and 25% to 65% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from
"Allianz Global Investors Solutions Core Allocation Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.89%

Lowest 10/01/2008-12/31/2008    -12.46%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.46%)
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | 60% MSCI ACWL 40% BCAG
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% MSCI ACWL 40% BCAG
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Lipper Mixed-Asset Target Allocation Moderate Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Moderate Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,204
Annual Return 2001	rr_AnnualReturn2001	(3.26%)
Annual Return 2002	rr_AnnualReturn2002	(10.10%)
Annual Return 2003	rr_AnnualReturn2003	24.53%
Annual Return 2004	rr_AnnualReturn2004	10.87%
Annual Return 2005	rr_AnnualReturn2005	6.77%
Annual Return 2006	rr_AnnualReturn2006	12.13%
Annual Return 2007	rr_AnnualReturn2007	7.79%
Annual Return 2008	rr_AnnualReturn2008	(26.72%)
Annual Return 2009	rr_AnnualReturn2009	28.35%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,074
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,444
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,080
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,437
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.14%, 0.24%, 0.39%, and 0.44% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and,
secondarily, current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Global Growth Allocation Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.85%	none	4.26%	0.92%	6.03%	(4.98%)	[1],[2]	1.05%	[1],[2]
Class P	0.85%	none	4.36%	0.92%	6.13%	(4.98%)	[1],[2]	1.15%	[1],[2]
Administrative Class	0.85%	0.25%	4.26%	0.92%	6.28%	(4.98%)	[1],[2]	1.30%	[1],[2]
Class D	0.85%	0.25%	4.38%	0.92%	6.40%	(5.05%)	[1],[2]	1.35%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz Global Investors Solutions Global Growth Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	107	1,348	2,563	5,494
Class P	117	1,376	2,607	5,563
Administrative Class	132	1,418	2,671	5,667
Class D	137	1,446	2,718	5,745

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 66% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United
States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 100% of the Fund's assets in return-generating assets and 0% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 70% to 100% for
return-generating assets and 0% to 30% for defensive assets. More information about the Fund, the Fund's asset allocation and
portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions Growth
Allocation Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010   12.97%

Lowest 04/01/2010-06/30/2010    -7.96%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Global Growth Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	17.31%	32.43%	Apr 27, 2009
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	15.13%	30.29%	Apr 27, 2009
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	11.59%	26.75%	Apr 27, 2009
Class P	Class P - Before Taxes	17.15%	32.28%	Apr 27, 2009
Administrative Class	Administrative Class - Before Taxes	16.95%	32.08%	Apr 27, 2009
Class D	Class D - Before Taxes	16.91%	32.01%	Apr 27, 2009
MSCI AC World Index	MSCI AC World Index	12.67%	30.04%	Apr 27, 2009
Lipper Mixed-Asset Target Allocation Growth Funds Average	Lipper Mixed-Asset Target Allocation Growth Funds Average	12.82%	22.87%	Apr 27, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Global Growth Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks after-inflation capital appreciation and,
secondarily, current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 66% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United
States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 100% of the Fund's assets in return-generating assets and 0% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 70% to 100% for
return-generating assets and 0% to 30% for defensive assets. More information about the Fund, the Fund's asset allocation and
portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions Growth
Allocation Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010   12.97%

Lowest 04/01/2010-06/30/2010    -7.96%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.96%)
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Growth Allocation Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.03%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.98%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,494
Annual Return 2010	rr_AnnualReturn2010	17.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.13%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.98%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,376
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,607
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,563
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.28%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.98%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,671
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,667
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.40%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.05%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,745
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009

[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.13%, 0.23%, 0.38%, and 0.43% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund
Allianz AGIC Convertible Fund
Investment Objective
The Fund seeks maximum total return, consisting of capital
appreciation and current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Convertible Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Convertible Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.57%	0.25%	0.08%	0.90%
Class C	0.57%	1.00%	0.08%	1.65%
Class R	0.57%	0.50%	0.08%	1.15%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Convertible Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	637	821	1,021	1,597
Class C	268	520	897	1,955
Class R	117	365	633	1,398

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Convertible Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	637	821	1,021	1,597
Class C	168	520	897	1,955
Class R	117	365	633	1,398

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 116% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt
securities rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may also invest in securities issued by the
U.S. government and its agencies and instrumentalities. The
portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and
macroeconomic climate analysis. The portfolio managers seek to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective
August 25, 2010, the Fund changed its name from "Allianz NACM
Convertible Fund" in connection with the Fund's previous
sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks (Convertible Securities Risk).
Convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). A fixed-income security may be redeemed before maturity ("called") below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics
(Call Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value (Liquidity Risk). Other principal risks include: Derivatives Risk (derivative instruments are
complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    14.92%

Lowest 10/01/2008-12/31/2008    -14.96%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Convertible Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	14.26%	7.73%	4.72%	10.32%	Apr 19, 1993
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	13.33%	6.61%	3.35%	8.26%	Apr 19, 1993
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	9.22%	6.10%	3.24%	7.87%	Apr 19, 1993
Class C	Class C - Before Taxes	18.99%	8.15%	4.52%	9.85%	Apr 19, 1993
Class R	Class R - Before Taxes	20.58%	8.68%	5.05%	10.40%	Apr 19, 1993
BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index	16.77%	5.71%	4.97%	8.08%	Apr 19, 1993
Lipper Convertible Securities Funds Average	Lipper Convertible Securities Funds Average	16.72%	5.22%	4.48%	8.14%	Apr 19, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Convertible Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return, consisting of capital
appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 116% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt
securities rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may also invest in securities issued by the
U.S. government and its agencies and instrumentalities. The
portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and
macroeconomic climate analysis. The portfolio managers seek to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective
August 25, 2010, the Fund changed its name from "Allianz NACM
Convertible Fund" in connection with the Fund's previous
sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks (Convertible Securities Risk).
Convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). A fixed-income security may be redeemed before maturity ("called") below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics
(Call Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value (Liquidity Risk). Other principal risks include: Derivatives Risk (derivative instruments are
complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    14.92%

Lowest 10/01/2008-12/31/2008    -14.96%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.96%)
Allianz AGIC Convertible Fund | BofA Merrill Lynch All Convertibles Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch All Convertibles Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Lipper Convertible Securities Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Convertible Securities Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	637
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,597
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	637
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	821
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Return 2001	rr_AnnualReturn2001	(17.01%)
Annual Return 2002	rr_AnnualReturn2002	(13.70%)
Annual Return 2003	rr_AnnualReturn2003	27.83%
Annual Return 2004	rr_AnnualReturn2004	11.68%
Annual Return 2005	rr_AnnualReturn2005	6.84%
Annual Return 2006	rr_AnnualReturn2006	12.57%
Annual Return 2007	rr_AnnualReturn2007	15.87%
Annual Return 2008	rr_AnnualReturn2008	(29.06%)
Annual Return 2009	rr_AnnualReturn2009	37.29%
Annual Return 2010	rr_AnnualReturn2010	20.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
Allianz AGIC Convertible Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC Focused Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Focused Opportunity Fund
Allianz AGIC Focused Opportunity Fund
Investment Objective
The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Allianz AGIC Focused Opportunity Fund Class A	5.50%	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Allianz AGIC Focused Opportunity Fund Class A	0.80%	0.25%	2.26%	[1]	3.31%	(1.86%)	[2]	1.45%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Class A shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Allianz AGIC Focused Opportunity Fund Class A	689	1,193

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth"
companies with market capitalizations typically between
 $500 million and  $15 billion. The portfolio managers use a bottom-up, fundamental analysis of small- to mid-capitalization companies, and consider "growth" companies to include companies that they believe to have above-average growth prospects. The portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The portfolio managers search for companies with sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow.
The investment process includes both quantitative and qualitative analysis, and portfolio managers generate investment ideas from numerous sources. The portfolio managers determine relative
position sizes for the Fund's holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers seek to diversify the portfolio among different industries, sectors, market
capitalizations and growth characteristics. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC Focused Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Focused Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Focused Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth"
companies with market capitalizations typically between
 $500 million and  $15 billion. The portfolio managers use a bottom-up, fundamental analysis of small- to mid-capitalization companies, and consider "growth" companies to include companies that they believe to have above-average growth prospects. The portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The portfolio managers search for companies with sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow.
The investment process includes both quantitative and qualitative analysis, and portfolio managers generate investment ideas from numerous sources. The portfolio managers determine relative
position sizes for the Fund's holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers seek to diversify the portfolio among different industries, sectors, market
capitalizations and growth characteristics. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz AGIC Focused Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC Focused Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	2.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,193

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[2]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Class A shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund
Allianz AGIC High Yield Bond Fund
Investment Objective
The Fund seeks a high level of current income and capital growth.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC High Yield Bond Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC High Yield Bond Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.48%	0.25%	0.23%	0.96%
Class C	0.48%	1.00%	0.23%	1.71%
Class R	0.48%	0.50%	0.23%	1.21%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	643	839	1,052	1,663
Class C	274	539	928	2,019
Class R	123	384	665	1,466

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC High Yield Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	643	839	1,052	1,663
Class C	174	539	928	2,019
Class R	123	384	665	1,466

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities ("junk bonds"), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality. The Fund's fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield
securities. The portfolio managers follow a disciplined,
fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating their ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance.
The portfolio managers look for the following in high yield
investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes:
breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis;
experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain
analysis; and macroeconomic climate. The Fund may utilize foreign currency exchange contracts, options, stock index futures
contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM High Yield Bond Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value
(Liquidity Risk). Other principal risks include: Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Smaller Company Risk
(Securities issued by smaller companies may be more volatile and present increased liquidity risk); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.91%

Lowest 10/01/2008-12/31/2008    -15.59%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns Allianz AGIC High Yield Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	8.18%	6.96%	7.04%	7.64%	Jul 31, 1996
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	6.03%	4.04%	3.92%	3.86%	Jul 31, 1996
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	5.24%	4.13%	4.04%	4.08%	Jul 31, 1996
Class C	Class C - Before Taxes	12.75%	7.40%	6.85%	7.26%	Jul 31, 1996
Class R	Class R - Before Taxes	14.29%	7.93%	7.38%	7.80%	Jul 31, 1996
BofA Merrill Lynch High Yield Master II Index	BofA Merrill Lynch High Yield Master II Index	15.19%	8.82%	8.60%	7.36%	Jul 31, 1996
Lipper High Current Yield Funds Average	Lipper High Current Yield Funds Average	14.24%	6.60%	7.03%	5.82%	Jul 31, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income and capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 144% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities ("junk bonds"), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality. The Fund's fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield
securities. The portfolio managers follow a disciplined,
fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating their ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance.
The portfolio managers look for the following in high yield
investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes:
breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis;
experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain
analysis; and macroeconomic climate. The Fund may utilize foreign currency exchange contracts, options, stock index futures
contracts, warrants and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM High Yield Bond Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC,
transferring its advisory business to the Fund's current
sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default (High Yield Risk, Interest Rate Risk,
Credit Risk). The lack of an active market for investments may cause delay in disposition or force a sale below fair value
(Liquidity Risk). Other principal risks include: Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Smaller Company Risk
(Securities issued by smaller companies may be more volatile and present increased liquidity risk); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.91%

Lowest 10/01/2008-12/31/2008    -15.59%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.59%)
Allianz AGIC High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Master II Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Lipper High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	839
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,663
Annual Return 2001	rr_AnnualReturn2001	2.53%
Annual Return 2002	rr_AnnualReturn2002	3.48%
Annual Return 2003	rr_AnnualReturn2003	19.98%
Annual Return 2004	rr_AnnualReturn2004	7.61%
Annual Return 2005	rr_AnnualReturn2005	2.90%
Annual Return 2006	rr_AnnualReturn2006	9.32%
Annual Return 2007	rr_AnnualReturn2007	3.11%
Annual Return 2008	rr_AnnualReturn2008	(20.78%)
Annual Return 2009	rr_AnnualReturn2009	44.92%
Annual Return 2010	rr_AnnualReturn2010	14.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Allianz AGIC High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund
Allianz AGIC International Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC International Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.85%	0.25%	1.79%	2.89%	(1.33%)	[1]	1.56%	[1]
C	0.85%	1.00%	2.44%	4.29%	(1.98%)	[1]	2.31%	[1]
R	0.85%	0.50%	2.68%	4.03%	(2.21%)	[1]	1.82%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares, 2.31% for Class C shares and 1.82% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	700	1,277	1,879	3,497
C	334	1,121	2,021	4,328
R	185	1,025	1,881	4,095

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC International Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	700	1,277	1,879	3,497
C	234	1,121	2,021	4,328
R	185	1,025	1,881	4,095

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 118% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies located in countries outside of the U.S. with above-average earnings growth and
positioned in what the portfolio managers consider strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The portfolio managers focus on a bottom-up,
growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet;
sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service;
pricing flexibility; strong management; and other successful general operating characteristics. The Fund may have a high
portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk. Effective August 25, 2010, the Fund changed its name from "Allianz NACM International Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate
Capital Management LLC, transferring its advisory business to the
Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.65%

Lowest 10/01/2008-12/31/2008    -22.40%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	7.15%	2.35%	1.99%	6.82%	Dec 27, 1996
A After Taxes on Distributions	Class A - After Taxes on Distributions	6.94%	(2.21%)	(0.78%)	4.45%	Dec 27, 1996
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	4.64%	1.16%	1.06%	5.35%	Dec 27, 1996
C	Class C - Before Taxes	11.62%	2.77%	1.81%	6.46%	Dec 27, 1996
R	Class R - Before Taxes	13.26%	3.29%	2.32%	6.99%	Dec 27, 1996
Lipper International Large Cap Growth Funds Average	Lipper International Large Cap Growth Funds Average	12.38%	3.93%	3.89%	5.44%	Dec 27, 1996
MSCI EAFE Index	MSCI EAFE Index	7.75%	2.46%	3.50%	4.61%	Dec 27, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 118% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies located in countries outside of the U.S. with above-average earnings growth and
positioned in what the portfolio managers consider strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The portfolio managers focus on a bottom-up,
growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet;
sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service;
pricing flexibility; strong management; and other successful general operating characteristics. The Fund may have a high
portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk. Effective August 25, 2010, the Fund changed its name from "Allianz NACM International Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate
Capital Management LLC, transferring its advisory business to the
Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.65%

Lowest 10/01/2008-12/31/2008    -22.40%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC International Growth Fund | Lipper International Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.56%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,277
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,879
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,879
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,497
Annual Return 2001	rr_AnnualReturn2001	(28.09%)
Annual Return 2002	rr_AnnualReturn2002	(19.48%)
Annual Return 2003	rr_AnnualReturn2003	33.22%
Annual Return 2004	rr_AnnualReturn2004	14.52%
Annual Return 2005	rr_AnnualReturn2005	22.69%
Annual Return 2006	rr_AnnualReturn2006	20.46%
Annual Return 2007	rr_AnnualReturn2007	23.14%
Annual Return 2008	rr_AnnualReturn2008	(44.03%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	13.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.21%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,121
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,121
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,328
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996
Allianz AGIC International Growth Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.03%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.21%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.82%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,025
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,095
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares, 2.31% for Class C shares and 1.82% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund
Allianz AGIC International Growth Opportunities Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC International Growth Opportunities Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Growth Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.00%	0.25%	0.23%	1.48%
Class C	1.00%	1.00%	0.23%	2.23%
Class R	1.00%	0.50%	0.23%	1.73%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC International Growth Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	692	992	1,313	2,221
Class C	326	697	1,195	2,565
Class R	176	545	939	2,041

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC International Growth Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	692	992	1,313	2,221
Class C	226	697	1,195	2,565
Class R	176	545	939	2,041

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 57% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive
issuer-specific developments and provide timely investment
opportunities that are not yet fully reflected in market prices.
The Fund normally invests at least 75% of its net assets in common stock. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund currently considers companies with smaller market capitalizations to be those with market
capitalizations below  $5 billion, though the Fund may invest in companies of any size. The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities
(such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM International Growth Opportunities Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital
Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    30.41%

Lowest 07/01/2008-09/30/2008    -28.00%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns Allianz AGIC International Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	18.08%	6.71%	7.10%	13.78%	Dec 31, 1997
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	17.33%	4.01%	5.70%	11.73%	Dec 31, 1997
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	11.74%	4.75%	5.70%	11.40%	Dec 31, 1997
Class C	Class C - Before Taxes	23.04%	7.13%	6.91%	13.43%	Dec 31, 1997
Class R	Class R - Before Taxes	24.65%	7.66%	7.44%	14.00%	Dec 31, 1997
S&P Developed Ex-US Small Cap Growth Index	S&P Developed Ex-US Small Cap Growth Index	21.50%	4.74%	8.89%	8.56%	Dec 31, 1997
Lipper International Small/Mid Cap Growth Funds Average	Lipper International Small/Mid Cap Growth Funds Average	23.52%	5.82%	8.98%	11.58%	Dec 31, 1997

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 57% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	50000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive
issuer-specific developments and provide timely investment
opportunities that are not yet fully reflected in market prices.
The Fund normally invests at least 75% of its net assets in common stock. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund currently considers companies with smaller market capitalizations to be those with market
capitalizations below  $5 billion, though the Fund may invest in companies of any size. The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and
competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and other successful general operating characteristics.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more. In addition to common stocks and other equity securities
(such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Effective August 25, 2010, the Fund changed its name from "Allianz
NACM International Growth Opportunities Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital
Management LLC, transferring its advisory business to the Fund's current sub-adviser.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    30.41%

Lowest 07/01/2008-09/30/2008    -28.00%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.00%)
Allianz AGIC International Growth Opportunities Fund | S&P Developed Ex-US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Small Cap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Lipper International Small/Mid Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	692
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	992
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
Annual Return 2001	rr_AnnualReturn2001	(26.40%)
Annual Return 2002	rr_AnnualReturn2002	(15.77%)
Annual Return 2003	rr_AnnualReturn2003	47.83%
Annual Return 2004	rr_AnnualReturn2004	22.53%
Annual Return 2005	rr_AnnualReturn2005	27.80%
Annual Return 2006	rr_AnnualReturn2006	28.89%
Annual Return 2007	rr_AnnualReturn2007	19.38%
Annual Return 2008	rr_AnnualReturn2008	(48.47%)
Annual Return 2009	rr_AnnualReturn2009	47.80%
Annual Return 2010	rr_AnnualReturn2010	24.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund
Allianz AGIC U.S. Emerging Growth Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC U.S. Emerging Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC U.S. Emerging Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.90%	0.25%	1.20%	[1]	2.35%	(0.85%)	[2]	1.50%	[2]
Class C	0.90%	1.00%	1.20%	[1]	3.10%	(0.85%)	[2]	2.25%	[2]
Class R	0.90%	0.50%	1.20%	[1]	2.60%	(0.85%)	[2]	1.75%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.75% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC U.S. Emerging Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	694	1,152	1,636	2,965
Class C	328	863	1,523	3,291
Class R	178	713	1,275	2,807

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC U.S. Emerging Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	694	1,152	1,636	2,965
Class C	228	863	1,523	3,291
Class R	178	713	1,275	2,807

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 168% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with a market
capitalization similar to the Russell 2000 Growth Index (between
 $39 million and  $2.5 billion as of June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental
performance, they seek evidence that performance will be a
longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are
under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.
Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from
"Allianz NACM Emerging Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current
sub-adviser. Following this it was named "Allianz AGIC Emerging
Growth Fund" until recently changing to its current name.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares, which are not offered in this
prospectus. This is because the Fund's Class A, Class C and Class R shares were not outstanding during the periods shown. Class A,
Class C and Class R performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's
Institutional Class shares, which are not offered in this
prospectus. This is because the Fund's Class A, Class C and Class R shares were not outstanding during the periods shown. Class A,
Class C and Class R performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    28.68%

Lowest 10/01/2008-12/31/2008    -28.63%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC U.S. Emerging Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	18.97%	4.79%	1.45%	6.57%	Oct 1, 1993
Class C	Class C - Before Taxes	23.89%	5.19%	1.25%	6.12%	Oct 1, 1993
Class R	Class R - Before Taxes	25.59%	5.72%	1.77%	6.65%	Oct 1, 1993
Russell 2000 Growth Index	Russell 2000 Growth Index	29.09%	5.30%	3.78%	5.89%	Oct 1, 1993
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	25.25%	4.10%	7.33%	10.02%	Oct 1, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC U.S. Emerging Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 168% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with a market
capitalization similar to the Russell 2000 Growth Index (between
 $39 million and  $2.5 billion as of June 30, 2010). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental
performance, they seek evidence that performance will be a
longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are
under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.
Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective August 25, 2010, the Fund changed its name from
"Allianz NACM Emerging Growth Fund" in connection with the Fund's previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund's current
sub-adviser. Following this it was named "Allianz AGIC Emerging
Growth Fund" until recently changing to its current name.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares, which are not offered in this
prospectus. This is because the Fund's Class A, Class C and Class R shares were not outstanding during the periods shown. Class A,
Class C and Class R performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares, which are not offered in this
prospectus. This is because the Fund's Class A, Class C and Class R shares were not outstanding during the periods shown. Class A,
Class C and Class R performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    28.68%

Lowest 10/01/2008-12/31/2008    -28.63%

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. This is because the Fund's Class A, Class C and Class R shares were not outstanding during the periods shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC U.S. Emerging Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Lipper Small-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,636
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,152
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,636
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,965
Annual Return 2001	rr_AnnualReturn2001	(22.10%)
Annual Return 2002	rr_AnnualReturn2002	(31.14%)
Annual Return 2003	rr_AnnualReturn2003	37.76%
Annual Return 2004	rr_AnnualReturn2004	11.16%
Annual Return 2005	rr_AnnualReturn2005	13.15%
Annual Return 2006	rr_AnnualReturn2006	16.15%
Annual Return 2007	rr_AnnualReturn2007	20.29%
Annual Return 2008	rr_AnnualReturn2008	(46.58%)
Annual Return 2009	rr_AnnualReturn2009	44.33%
Annual Return 2010	rr_AnnualReturn2010	26.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.25%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	863
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,291
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Allianz AGIC U.S. Emerging Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	713
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,807
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	713
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,807
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of new share classes of the Fund.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.75% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund
Allianz NFJ Global Dividend Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Global Dividend Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Global Dividend Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	3.45%	4.55%	(3.04%)	[1]	1.51%	[1]
Class C	0.85%	1.00%	3.26%	5.11%	(2.86%)	[1]	2.25%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class A shares and 2.25% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Global Dividend Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	695	1,589	2,491	4,782
Class C	328	1,277	2,324	4,930

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Global Dividend Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	695	1,589	2,491	4,782
Class C	228	1,277	2,324	4,930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of  $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. The Fund normally invests at least 40% of its total assets in non-U.S. securities (directly or through depositary receipts) and at least 25% of its total assets in U.S. securities, and allocates its investments across at least three different countries (including the U.S.). The Fund normally invests no more than 30% of its total assets in emerging market securities. The portfolio managers focus on securities of companies that they believe have low valuations and they use quantitative factors to screen the Fund's initial selection universe. The portfolio
managers classify this universe by industry (without regard to geographic concentration) in order to determine potential holdings representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company's earnings), dividend
yield, price-to-book ratios (i.e., share price relative to a company's balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company's cash flow) and price momentum
(i.e., changes in security price relative to changes in overall market prices). After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010    14.15%

Lowest 04/01/2010-06/30/2010    -10.29%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz NFJ Global Dividend Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	2.54%	17.15%	Jun 26, 2009
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	0.80%	15.15%	Jun 26, 2009
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	1.68%	13.48%	Jun 26, 2009
Class C	Class C - Before Taxes	6.67%	20.68%	Jun 26, 2009
MSCI AC World Index	MSCI AC World Index	12.67%	24.29%	Jun 26, 2009
Lipper Global Multi-Cap Value Funds Average	Lipper Global Multi-Cap Value Funds Average	14.87%	27.53%	Jun 26, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Global Dividend Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of  $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. The Fund normally invests at least 40% of its total assets in non-U.S. securities (directly or through depositary receipts) and at least 25% of its total assets in U.S. securities, and allocates its investments across at least three different countries (including the U.S.). The Fund normally invests no more than 30% of its total assets in emerging market securities. The portfolio managers focus on securities of companies that they believe have low valuations and they use quantitative factors to screen the Fund's initial selection universe. The portfolio
managers classify this universe by industry (without regard to geographic concentration) in order to determine potential holdings representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company's earnings), dividend
yield, price-to-book ratios (i.e., share price relative to a company's balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company's cash flow) and price momentum
(i.e., changes in security price relative to changes in overall market prices). After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010    14.15%

Lowest 04/01/2010-06/30/2010    -10.29%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.29%)
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz NFJ Global Dividend Value Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Lipper Global Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Multi-Cap Value Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.51%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,589
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,491
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,589
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,491
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,782
Annual Return 2010	rr_AnnualReturn2010	8.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
Allianz NFJ Global Dividend Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.11%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.86%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,277
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class A shares and 2.25% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund
Allianz RCM All Alpha Fund
Investment Objective
The Fund seeks maximum total return while minimizing the effect of market volatility.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM All Alpha Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM All Alpha Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.25%	0.25%	4.58%	[1]	6.08%	(3.37%)	[2]	2.71%	[2]
Class C	1.25%	1.00%	4.58%	[1]	6.83%	(3.37%)	[2]	3.46%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM All Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	809	1,511
Class C	449	1,234

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM All Alpha Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	809	1,511
Class C	349	1,234

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay strategy for seeking enhanced returns or for hedging purposes. The Fund may have a high annual portfolio turnover rate, which may be 600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
table above under "Fees and Expenses of the Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity
securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM All Alpha Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return while minimizing the effect of market volatility.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay strategy for seeking enhanced returns or for hedging purposes. The Fund may have a high annual portfolio turnover rate, which may be 600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
table above under "Fees and Expenses of the Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity
securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	4.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.71%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	809
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	809
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,511
Allianz RCM All Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Estimated Other Expenses	rr_OtherExpensesOverAssets	4.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.83%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	3.46%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	449
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,234
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	349
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,234

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses, as well as short sale fees and substitute dividend expenses on securities sold short as discussed below under "Principal Investment Strategies."
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM All Horizons Fund (Second Prospectus Summary) | Allianz RCM All Horizons Fund
Allianz RCM All Horizons Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM All Horizons Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM All Horizons Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.95%	0.25%	9.78%	10.98%	(9.32%)	[1]	1.66%	[1]
Class C	0.95%	1.00%	9.79%	11.74%	(9.33%)	[1]	2.41%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.66% for Class A shares and 2.41% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM All Horizons Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	709	2,728	4,512	8,118
Class C	344	2,493	4,450	8,297

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM All Horizons Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	709	2,728	4,512	8,118
Class C	244	2,493	4,450	8,297

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 193% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund may invest without limit in emerging market securities. The portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The
portfolio managers select from a broad universe of investments on a bottom-up basis, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Fund typically does not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. In addition to equity
securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments,
the Fund may invest in securities issued in initial public
offerings (IPOs), and may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.59%

Lowest 04/01/2010-06/30/2010    -13.72%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM All Horizons Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	9.46%	(3.69%)	Jul 15, 2008
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	7.45%	(4.52%)	Jul 15, 2008
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	6.11%	(3.61%)	Jul 15, 2008
Class C	Class C - Before Taxes	13.85%	(2.27%)	Jul 15, 2008
MSCI World Index	MSCI World Index	11.76%	0.79%	Jul 15, 2008
Lipper Global Large Cap Growth Funds Average	Lipper Global Large Cap Growth Funds Average	13.28%	(1.08%)	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM All Horizons Fund (Second Prospectus Summary) | Allianz RCM All Horizons Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM All Horizons Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 193% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund may invest without limit in emerging market securities. The portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The
portfolio managers select from a broad universe of investments on a bottom-up basis, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Fund typically does not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. In addition to equity
securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments,
the Fund may invest in securities issued in initial public
offerings (IPOs), and may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.59%

Lowest 04/01/2010-06/30/2010    -13.72%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM All Horizons Fund (Second Prospectus Summary) | Allianz RCM All Horizons Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.72%)
Allianz RCM All Horizons Fund (Second Prospectus Summary) | Allianz RCM All Horizons Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM All Horizons Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Lipper Global Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.98%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(9.32%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.66%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,728
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,512
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,728
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,118
Annual Return 2009	rr_AnnualReturn2009	25.42%
Annual Return 2010	rr_AnnualReturn2010	15.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.61%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM All Horizons Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.74%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(9.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	344
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,297
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.66% for Class A shares and 2.41% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund
Allianz RCM China Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM China Equity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM China Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.10%	0.25%	6.86%	8.21%	(6.51%)	[1]	1.70%	[1]
Class C	1.10%	1.00%	6.78%	8.88%	(6.43%)	[1]	2.45%	[1]
Class R	1.10%	0.50%	5.79%	7.39%	(5.44%)	[1]	1.95%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.70% for Class A shares, 2.45% for Class C shares and 1.95% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM China Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	713	2,265	3,719	6,964
Class C	348	1,999	3,617	7,144
Class R	198	1,685	3,102	6,357

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM China Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	713	2,265	3,719	6,964
Class C	248	1,999	3,617	7,144
Class R	198	1,685	3,102	6,357

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on June 4, 2010 through the end of its fiscal year on November 30, 2010 was 21% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider "Chinese companies" as those companies that
(i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland
China, or (iii) maintain at least 50% of their assets in mainland
China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as
"H-shares") or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as
"Red-chips"), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the
United States. Under normal circumstances, no more than 20% of the Fund's assets will be invested in Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China's currency) or B-shares
(which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment
opportunities based on fundamental analysis. The portfolio managers focus on growth securities that they believe are trading at
reasonable valuations, securities with positive transformations
(e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to equity securities (such as preferred stocks,
convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China (Focused Investment Risk, China-Related
Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM China Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on June 4, 2010 through the end of its fiscal year on November 30, 2010 was 21% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider "Chinese companies" as those companies that
(i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland
China, or (iii) maintain at least 50% of their assets in mainland
China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as
"H-shares") or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as
"Red-chips"), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the
United States. Under normal circumstances, no more than 20% of the Fund's assets will be invested in Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China's currency) or B-shares
(which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment
opportunities based on fundamental analysis. The portfolio managers focus on growth securities that they believe are trading at
reasonable valuations, securities with positive transformations
(e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to equity securities (such as preferred stocks,
convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China (Focused Investment Risk, China-Related
Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.21%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.51%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,719
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	713
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,719
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,964
Allianz RCM China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.88%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.45%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,999
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,999
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,144
Allianz RCM China Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.39%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.44%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,102
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,357
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,102
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,357

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.70% for Class A shares, 2.45% for Class C shares and 1.95% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund
Allianz RCM Disciplined Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Disciplined Equity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Disciplined Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.70%	0.25%	1.29%	2.24%	(0.99%)	[1]	1.25%	[1]
Class C	0.70%	1.00%	1.22%	2.92%	(0.92%)	[1]	2.00%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.25% for Class A shares and 2.00% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Disciplined Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	670	1,122	1,598	2,910
Class C	303	817	1,457	3,177

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Disciplined Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	1,122	1,598	2,910
Class C	203	817	1,457	3,177

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 30% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The
Fund invests primarily in U.S. companies with market
capitalizations of at least  $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than
10% in companies organized or headquartered in any one
non-U.S. country or 10% in emerging market securities). The
portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation;
substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and
equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.56%

Lowest 04/01/2010-06/30/2010    -12.57%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Disciplined Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	6.98%	3.19%	Jul 15, 2008
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	5.75%	1.86%	Jul 15, 2008
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	4.64%	1.93%	Jul 15, 2008
Class C	Class C - Before Taxes	11.40%	4.82%	Jul 15, 2008
S&P 500 Index	S&P 500 Index	15.06%	3.78%	Jul 15, 2008
Lipper Large-Cap Core Funds Average	Lipper Large-Cap Core Funds Average	12.94%	1.41%	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Disciplined Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 30% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The
Fund invests primarily in U.S. companies with market
capitalizations of at least  $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than
10% in companies organized or headquartered in any one
non-U.S. country or 10% in emerging market securities). The
portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation;
substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and
equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    19.56%

Lowest 04/01/2010-06/30/2010    -12.57%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.57%)
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Disciplined Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Lipper Large-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,598
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,122
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,598
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,910
Annual Return 2009	rr_AnnualReturn2009	41.75%
Annual Return 2010	rr_AnnualReturn2010	13.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM Disciplined Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,457
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,177
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.25% for Class A shares and 2.00% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Global EcoTrends Fund (Second Prospectus Summary) | Allianz RCM Global EcoTrends Fund
Allianz RCM Global EcoTrendssm Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Global EcoTrends Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global EcoTrends Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.00%	0.25%	0.49%	1.74%	(0.10%)	[1]	1.64%	[1]
Class C	1.00%	1.00%	0.51%	2.51%	(0.11%)	[1]	2.40%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.64% for Class A shares and 2.40% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Global EcoTrends Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	708	1,059	1,433	2,481
Class C	343	771	1,326	2,838

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Global EcoTrends Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	708	1,059	1,433	2,481
Class C	243	771	1,326	2,838

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity
securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the
EcoEnergy, Pollution Control and Clean Water sectors (together, the
"Eco-Sectors"). The Fund considers (i) the "EcoEnergy" sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the "Pollution Control" sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the "Clean Water" sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and
the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and early-stage companies. Normally, the Fund invests at least 40% of its total assets in
non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment
affiliates and resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued
(value securities), securities they consider to have unrecognized growth potential (growth securities), or a blend of both.
Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund's investment universe and do not seek to replicate any index or other benchmark. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused
Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class,
performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads).
If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by
Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.26%

Lowest 10/01/2008-12/31/2008    -30.43%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global EcoTrends Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	(7.80%)	(4.97%)	Jan 31, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(7.80%)	(5.06%)	Jan 31, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(5.07%)	(4.21%)	Jan 31, 2007
Class C	Class C - Before Taxes	(4.14%)	(4.23%)	Jan 31, 2007
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.78%	5.57%	Jan 31, 2007
FTSE ET50 Index	FTSE ET50 Index	(5.32%)	(1.98%)	Jan 31, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Global EcoTrends Fund (Second Prospectus Summary) | Allianz RCM Global EcoTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global EcoTrendssm Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity
securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the
EcoEnergy, Pollution Control and Clean Water sectors (together, the
"Eco-Sectors"). The Fund considers (i) the "EcoEnergy" sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the "Pollution Control" sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the "Clean Water" sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and
the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and early-stage companies. Normally, the Fund invests at least 40% of its total assets in
non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment
affiliates and resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued
(value securities), securities they consider to have unrecognized growth potential (growth securities), or a blend of both.
Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund's investment universe and do not seek to replicate any index or other benchmark. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused
Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class,
performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads).
If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by
Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    25.26%

Lowest 10/01/2008-12/31/2008    -30.43%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global EcoTrends Fund (Second Prospectus Summary) | Allianz RCM Global EcoTrends Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.43%)
Allianz RCM Global EcoTrends Fund | Lipper Global Natural Resources Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | FTSE ET50 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE ET50 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.64%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,481
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,481
Annual Return 2008	rr_AnnualReturn2008	(53.96%)
Annual Return 2009	rr_AnnualReturn2009	19.53%
Annual Return 2010	rr_AnnualReturn2010	(2.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Allianz RCM Global EcoTrends Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	771
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,838
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.64% for Class A shares and 2.40% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund
Allianz RCM Global Water Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Global Water Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Water Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.95%	0.25%	0.60%	1.80%	(0.09%)	[1]	1.71%	[1]
Class C	0.95%	1.00%	0.65%	2.60%	(0.14%)	[1]	2.46%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.70% for Class A shares and 2.45% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Global Water Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	714	1,077	1,463	2,543
Class C	349	795	1,368	2,924

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Global Water Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	714	1,077	1,463	2,543
Class C	249	795	1,368	2,924

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity
securities of companies that are represented in one or more of the
S&P Global Water Index, the Palisades Water or Global Water Indices
or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers
consider "water-related activities" as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following:
water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and
materials; water planning, control and research; water
conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water
delivery-related equipment and technology, consulting or
engineering services relating to any of the above-mentioned
activities. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.), and may invest in emerging market securities. The portfolio managers select investments on a bottom-up basis irrespective of market
capitalization, geography, industry/sector or growth- or
value-orientation, and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the
anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In
selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector
(Focused Investment Risk, Water-Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    24.96%

Lowest 01/01/2009-03/31/2009    -12.89%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global Water Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	9.72%	(2.90%)	Mar 31, 2008
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	9.71%	(3.27%)	Mar 31, 2008
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	6.32%	(2.70%)	Mar 31, 2008
Class C	Class C - Before Taxes	14.19%	(1.63%)	Mar 31, 2008
S&P Global Water Index	S&P Global Water Index	15.95%	0.93%	Mar 31, 2008
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.78%	(3.76%)	Mar 31, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Water Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 40% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity
securities of companies that are represented in one or more of the
S&P Global Water Index, the Palisades Water or Global Water Indices
or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers
consider "water-related activities" as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following:
water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and
materials; water planning, control and research; water
conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water
delivery-related equipment and technology, consulting or
engineering services relating to any of the above-mentioned
activities. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.), and may invest in emerging market securities. The portfolio managers select investments on a bottom-up basis irrespective of market
capitalization, geography, industry/sector or growth- or
value-orientation, and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the
anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In
selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the
Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector
(Focused Investment Risk, Water-Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and
transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    24.96%

Lowest 01/01/2009-03/31/2009    -12.89%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.89%)
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Global Water Fund | S&P Global Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Lipper Global Natural Resources Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.71%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,463
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,463
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
Annual Return 2009	rr_AnnualReturn2009	26.81%
Annual Return 2010	rr_AnnualReturn2010	16.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Allianz RCM Global Water Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.46%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	795
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	795
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,924
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.70% for Class A shares and 2.45% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund
Allianz RCM International Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM International Opportunities Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM International Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	1.76%	2.86%	(1.30%)	[1]	1.56%	[1]
Class C	0.85%	1.00%	2.39%	4.24%	(1.93%)	[1]	2.31%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares and 2.31% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM International Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	700	1,271	1,867	3,472
Class C	334	1,112	2,002	4,289

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM International Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	700	1,271	1,867	3,472
Class C	234	1,112	2,002	4,289

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 29% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of  $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the U.S., and the Fund normally has exposure to at least five countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities.
The portfolio managers select from a broad universe of investments on a bottom-up, company-specific basis and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management;
strong commitment to research and product development; and
differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    20.23%

Lowest 04/01/2010-06/30/2010    -14.97%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM International Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	1.38%	(5.76%)	Jul 15, 2008
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	1.24%	(5.95%)	Jul 15, 2008
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	0.89%	(4.98%)	Jul 15, 2008
Class C	Class C - Before Taxes	5.45%	(4.31%)	Jul 15, 2008
MSCI EAFE Index	MSCI EAFE Index	7.75%	(1.69%)	Jul 15, 2008
Lipper International Large Cap Growth Funds Average	Lipper International Large Cap Growth Funds Average	12.38%	(0.92%)	Jul 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM International Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 29% of the average value of its
portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of  $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the U.S., and the Fund normally has exposure to at least five countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities.
The portfolio managers select from a broad universe of investments on a bottom-up, company-specific basis and ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management;
strong commitment to research and product development; and
differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    20.23%

Lowest 04/01/2010-06/30/2010    -14.97%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Allianz RCM International Opportunities Fund (Second Prospectus Summary) | Allianz RCM International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM International Opportunities Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Lipper International Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.56%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,867
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,472
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,867
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,472
Annual Return 2009	rr_AnnualReturn2009	29.91%
Annual Return 2010	rr_AnnualReturn2010	7.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008
Allianz RCM International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.24%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,289
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,289
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares and 2.31% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund
Allianz RCM Redwood Fund
Investment Objective
The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad
U.S. equity market.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Redwood Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Redwood Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.00%	0.25%	3.06%	[1]	4.31%	(2.56%)	[2]	1.75%	[2]
Class C	1.00%	1.00%	3.06%	[1]	5.06%	(2.56%)	[2]	2.50%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Redwood Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	718	1,278
Class C	353	993

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Redwood Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	718	1,278
Class C	253	993

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on
U.S. equities and writing out-of-the-money put options on
U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of "intrinsic value," as described below; attractive potential return relative to risk; and an
appropriate correlation between the time to expiration and the estimate of intrinsic value. Based on fundamental research, the portfolio managers estimate the potential downside volatility (the
"intrinsic value" level) of each equity security under
consideration for the Fund's buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the Fund sells varies. The Fund may also write (sell) in-the-money call options on equity indexes and/or exchange traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options). With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions. When writing out-of-the-money put options, the Fund typically sets the strike price at or above the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The issuers of equity securities purchased by the Fund will primarily have market capitalizations in excess of  $2 billion. The Fund may invest in companies located within or outside the United States
(including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may invest in initial public offerings (IPOs) and in
exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation risk (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Interest Rate Risk (convertible and fixed income
(debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Redwood Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad
U.S. equity market.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on
U.S. equities and writing out-of-the-money put options on
U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of "intrinsic value," as described below; attractive potential return relative to risk; and an
appropriate correlation between the time to expiration and the estimate of intrinsic value. Based on fundamental research, the portfolio managers estimate the potential downside volatility (the
"intrinsic value" level) of each equity security under
consideration for the Fund's buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the Fund sells varies. The Fund may also write (sell) in-the-money call options on equity indexes and/or exchange traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options). With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions. When writing out-of-the-money put options, the Fund typically sets the strike price at or above the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The issuers of equity securities purchased by the Fund will primarily have market capitalizations in excess of  $2 billion. The Fund may invest in companies located within or outside the United States
(including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may invest in initial public offerings (IPOs) and in
exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation risk (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Interest Rate Risk (convertible and fixed income
(debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default);
IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the
Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz RCM Redwood Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	718
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,278
Allianz RCM Redwood Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2015 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2015 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions 2015 Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2015 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.80%	0.25%	4.42%	0.61%	6.08%	(4.97%)	[1],[2]	1.11%	[1],[2]
C	0.80%	1.00%	5.43%	0.61%	7.84%	(5.98%)	[1],[2]	1.86%	[1],[2]
R	0.80%	0.50%	4.47%	0.61%	6.38%	(5.02%)	[1],[2]	1.36%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.50%, 1.25%, and 0.75% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	657	1,838	2,993	5,775
C	289	1,761	3,244	6,600
R	138	1,443	2,711	5,732

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2015 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	657	1,838	2,993	5,775
C	189	1,761	3,244	6,600
R	138	1,443	2,711	5,732

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 24% of the average value of its portfolio. High levels
of portfolio turnover may indicate higher transaction costs
and may result in higher taxes for you if your Fund shares a re held in a taxable account. These costs, which are
not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2015 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                       Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        14.50%
                       U.S. Core Fixed Income                              7.00%
                       Non-US Core Bonds                                   4.00%
                       Inflation-Protected Bonds                          39.03%

   Return-Generating   US Large Cap Equity                                 6.53%
                       US Small Cap Equity                                 5.00%
                       Developed Non-US Large Cap Equity                   7.68%
                       Developed Non-US Small/Mid Cap Equity               1.34%
                       Emerging Market Equity                              1.18%
                       Global Fixed-Income                                 6.50%
                       Commodity-Related Futures & Equities                4.13%
                       Global Real Estate                                  3.11%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.02%

Lowest 04/01/2010-06/30/2010           -0.56%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2015 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	5.04%	13.38%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	3.27%	11.57%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	3.44%	10.44%	Dec 29, 2008
C	Class C - Before Taxes	9.35%	15.75%	Dec 29, 2008
R	Class R - Before Taxes	10.85%	16.37%	Dec 29, 2008
Down Jones Real Return 2015 Index	Dow Jones Real Return 2015 Index	10.62%	14.13%	Dec 29, 2008
Lipper Mixed-Asset Target 2015 Funds Average	Lipper Mixed-Asset Target 2015 Funds Average	11.29%	17.24%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2015 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2015 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 24% of the average value of its portfolio. High levels
of portfolio turnover may indicate higher transaction costs
and may result in higher taxes for you if your Fund shares a re held in a taxable account. These costs, which are
not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2015 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                       Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        14.50%
                       U.S. Core Fixed Income                              7.00%
                       Non-US Core Bonds                                   4.00%
                       Inflation-Protected Bonds                          39.03%

   Return-Generating   US Large Cap Equity                                 6.53%
                       US Small Cap Equity                                 5.00%
                       Developed Non-US Large Cap Equity                   7.68%
                       Developed Non-US Small/Mid Cap Equity               1.34%
                       Emerging Market Equity                              1.18%
                       Global Fixed-Income                                 6.50%
                       Commodity-Related Futures & Equities                4.13%
                       Global Real Estate                                  3.11%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.02%

Lowest 04/01/2010-06/30/2010           -0.56%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.56%)
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2015 Fund | Down Jones Real Return 2015 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2015 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | Lipper Mixed-Asset Target 2015 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2015 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.97%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.11%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,838
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,993
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,775
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	657
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,838
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,993
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,775
Annual Return 2009	rr_AnnualReturn2009	22.06%
Annual Return 2010	rr_AnnualReturn2010	11.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.84%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.98%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.86%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,244
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,600
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2015 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.38%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.02%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.36%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,711
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,732
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,711
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,732
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.50%, 1.25%, and 0.75% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2020 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2020 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions 2020 Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2020 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.80%	0.25%	5.47%	0.64%	7.16%	(5.99%)	[1],[2]	1.17%	[1],[2]
C	0.80%	1.00%	6.25%	0.64%	8.69%	(6.77%)	[1],[2]	1.92%	[1],[2]
R	0.80%	0.50%	5.00%	0.64%	6.94%	(5.52%)	[1],[2]	1.42%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.53%, 1.28%, and 0.78% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	663	2,038	3,354	6,403
C	295	1,921	3,522	7,035
R	145	1,554	2,910	6,076

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2020 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	663	2,038	3,354	6,403
C	195	1,921	3,522	7,035
R	145	1,554	2,910	6,076

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 23% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2020 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.64%
                       U.S. Core Fixed Income                              5.97%
                       Non-US Core Bonds                                   3.96%
                       Inflation-Protected Bonds                          34.07%

   Return-Generating   US Large Cap Equity                                 7.34%
                       US Small Cap Equity                                 5.95%
                       Developed Non-US Large Cap Equity                   9.55%
                       Developed Non-US Small/Mid Cap Equity               2.02%
                       Emerging Market Equity                              1.51%
                       Global Fixed-Income                                 6.98%
                       Commodity-Related Futures & Equities                5.41%
                       Global Real Estate                                  3.60%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.98%

Lowest 04/01/2010-06/30/2010    -1.43%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	5.29%	14.26%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	3.40%	12.33%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	3.68%	11.15%	Dec 29, 2008
C	Class C - Before Taxes	9.54%	16.66%	Dec 29, 2008
R	Class R - Before Taxes	11.14%	17.26%	Dec 29, 2008
Dow Jones Real Return 2020 Index	Dow Jones Real Return 2020 Index	11.24%	15.26%	Dec 29, 2008
Lipper Mixed-Asset Target 2020 Funds Average	Lipper Mixed-Asset Target 2020 Funds Average	12.23%	18.58%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2020 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2020 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 23% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2020 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.64%
                       U.S. Core Fixed Income                              5.97%
                       Non-US Core Bonds                                   3.96%
                       Inflation-Protected Bonds                          34.07%

   Return-Generating   US Large Cap Equity                                 7.34%
                       US Small Cap Equity                                 5.95%
                       Developed Non-US Large Cap Equity                   9.55%
                       Developed Non-US Small/Mid Cap Equity               2.02%
                       Emerging Market Equity                              1.51%
                       Global Fixed-Income                                 6.98%
                       Commodity-Related Futures & Equities                5.41%
                       Global Real Estate                                  3.60%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    9.98%

Lowest 04/01/2010-06/30/2010    -1.43%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.43%)
Allianz Global Investors Solutions 2020 Fund | Dow Jones Real Return 2020 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2020 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | Lipper Mixed-Asset Target 2020 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2020 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.99%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.17%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,038
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,403
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	663
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,038
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,354
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,403
Annual Return 2009	rr_AnnualReturn2009	23.60%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.69%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.77%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.92%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,522
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,921
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,522
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,035
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2020 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.94%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.52%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.42%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,554
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,910
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,076
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,910
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,076
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.53%, 1.28%, and 0.78% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2030 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2030 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions 2030 Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2030 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.85%	0.25%	4.36%	0.77%	6.23%	(5.03%)	[1],[2]	1.20%	[1],[2]
C	0.85%	1.00%	5.54%	0.77%	8.16%	(6.21%)	[1],[2]	1.95%	[1],[2]
R	0.85%	0.50%	4.44%	0.77%	6.56%	(5.11%)	[1],[2]	1.45%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	666	1,873	3,050	5,870
C	298	1,827	3,355	6,771
R	148	1,485	2,781	5,848

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2030 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	666	1,873	3,050	5,870
C	198	1,827	3,355	6,771
R	148	1,485	2,781	5,848

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 33% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2030 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.65%
                       U.S. Core Fixed Income                              3.98%
                       Non-US Core Bonds                                   2.95%
                       Inflation-Protected Bonds                          16.36%

   Return-Generating   US Large Cap Equity                                11.10%
                       US Small Cap Equity                                 9.34%
                       Developed Non-US Large Cap Equity                  16.44%
                       Developed Non-US Small/Mid Cap Equity               2.83%
                       Emerging Market Equity                              3.11%
                       Global Fixed-Income                                 7.88%
                       Commodity-Related Futures & Equities                7.25%
                       Global Real Estate                                  5.11%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   13.97%

Lowest 04/01/2010-06/30/2010    -4.63%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	7.26%	18.42%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	5.13%	16.56%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	5.05%	14.81%	Dec 29, 2008
C	Class C - Before Taxes	11.68%	21.05%	Dec 29, 2008
R	Class R - Before Taxes	13.18%	21.65%	Dec 29, 2008
Dow Jones Real Return 2030 Index	Dow Jones Real Return 2030 Index	13.37%	19.27%	Dec 29, 2008
Lipper Mixed-Asset Target 2030 Funds Average	Lipper Mixed-Asset Target 2030 Funds Average	13.65%	21.19%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2030 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2030 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 33% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2030 approaches and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                        13.65%
                       U.S. Core Fixed Income                              3.98%
                       Non-US Core Bonds                                   2.95%
                       Inflation-Protected Bonds                          16.36%

   Return-Generating   US Large Cap Equity                                11.10%
                       US Small Cap Equity                                 9.34%
                       Developed Non-US Large Cap Equity                  16.44%
                       Developed Non-US Small/Mid Cap Equity               2.83%
                       Emerging Market Equity                              3.11%
                       Global Fixed-Income                                 7.88%
                       Commodity-Related Futures & Equities                7.25%
                       Global Real Estate                                  5.11%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   13.97%

Lowest 04/01/2010-06/30/2010    -4.63%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.63%)
Allianz Global Investors Solutions 2030 Fund | Dow Jones Real Return 2030 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2030 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | Lipper Mixed-Asset Target 2030 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2030 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.23%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.03%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,873
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,050
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,873
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,050
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,870
Annual Return 2009	rr_AnnualReturn2009	29.83%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.21%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.95%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,827
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,771
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,827
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,771
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2030 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.11%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,485
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,848
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,485
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,781
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,848
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2040 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions 2040 Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2040 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.85%	0.25%	4.89%	0.90%	6.89%	(5.56%)	[1],[2]	1.33%	[1],[2]
C	0.85%	1.00%	4.81%	0.90%	7.56%	(5.48%)	[1],[2]	2.08%	[1],[2]
R	0.85%	0.50%	5.15%	0.90%	7.40%	(5.82%)	[1],[2]	1.58%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	678	2,003	3,278	6,260
C	311	1,728	3,168	6,457
R	161	1,655	3,078	6,348

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	678	2,003	3,278	6,260
C	211	1,728	3,168	6,457
R	161	1,655	3,078	6,348

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 44% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2040 approaches, and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         8.66%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           2.94%

   Return-Generating   US Large Cap Equity                                14.97%
                       US Small Cap Equity                                13.78%
                       Developed Non-US Large Cap Equity                  23.35%
                       Developed Non-US Small/Mid Cap Equity               3.68%
                       Emerging Market Equity                              4.30%
                       Global Fixed-Income                                10.37%
                       Commodity-Related Futures & Equities                9.97%
                       Global Real Estate                                  7.98%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.93%

Lowest 04/01/2010-06/30/2010    -7.80%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	9.45%	22.45%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	7.04%	20.44%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	6.92%	18.34%	Dec 29, 2008
C	Class C - Before Taxes	13.91%	24.92%	Dec 29, 2008
R	Class R - Before Taxes	15.46%	25.60%	Dec 29, 2008
Dow Jones Real Return 2040 Index	Dow Jones Real Return 2040 Index	15.39%	23.29%	Dec 29, 2008
Lipper Mixed-Asset Target 2040 Funds Average	Lipper Mixed-Asset Target 2040 Funds Average	14.39%	22.43%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2040 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 44% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2040 approaches, and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                   Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         8.66%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           2.94%

   Return-Generating   US Large Cap Equity                                14.97%
                       US Small Cap Equity                                13.78%
                       Developed Non-US Large Cap Equity                  23.35%
                       Developed Non-US Small/Mid Cap Equity               3.68%
                       Emerging Market Equity                              4.30%
                       Global Fixed-Income                                10.37%
                       Commodity-Related Futures & Equities                9.97%
                       Global Real Estate                                  7.98%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.93%

Lowest 04/01/2010-06/30/2010    -7.80%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2040 Fund | Dow Jones Real Return 2040 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 2040 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | Lipper Mixed-Asset Target 2040 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2040 Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.89%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.33%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,003
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,260
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,003
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,278
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,260
Annual Return 2009	rr_AnnualReturn2009	35.61%
Annual Return 2010	rr_AnnualReturn2010	15.82%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.48%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.08%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,728
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,168
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,457
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,728
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,168
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,457
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2040 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.40%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.82%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.58%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,655
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,348
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2050 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions 2050 Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2050 Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.85%	0.25%	5.18%	0.92%	7.20%	(5.85%)	[1],[2]	1.35%	[1],[2]
C	0.85%	1.00%	5.52%	0.92%	8.29%	(6.19%)	[1],[2]	2.10%	[1],[2]
R	0.85%	0.50%	5.14%	0.92%	7.41%	(5.81%)	[1],[2]	1.60%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	680	2,060	3,379	6,432
C	313	1,863	3,407	6,843
R	163	1,658	3,083	6,354

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2050 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	680	2,060	3,379	6,432
C	213	1,863	3,407	6,843
R	163	1,658	3,083	6,354

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 37% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2050 approaches, and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         5.64%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           0.00%

   Return-Generating   US Large Cap Equity                                15.90%
                       US Small Cap Equity                                15.02%
                       Developed Non-US Large Cap Equity                  24.45%
                       Developed Non-US Small/Mid Cap Equity               3.99%
                       Emerging Market Equity                              4.61%
                       Global Fixed-Income                                10.82%
                       Commodity-Related Futures & Equities               11.22%
                       Global Real Estate                                  8.35%

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.71%

Lowest 04/01/2010-06/30/2010    -8.07%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	10.41%	22.98%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	7.67%	20.80%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	7.53%	18.70%	Dec 29, 2008
C	Class C - Before Taxes	15.01%	25.65%	Dec 29, 2008
R	Class R - Before Taxes	16.56%	26.28%	Dec 29, 2008
Dow Jones Real Return 40+ Iindex	Dow Jones Real Return 40+ Index	16.21%	25.04%	Dec 29, 2008
Lipper Mixed-Asset Target 2050+ Funds Average	Lipper Mixed-Asset Target 2050+ Funds Average	14.50%	22.95%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2050 approaches, and thereafter current income and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 37% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2050 approaches, and becoming increasingly
conservative over time. The chart below illustrates the AGI
Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus,
according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global
Investors Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement
Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio
construction strategy, the Retirement Income Fund and the
Underlying Funds is available in the Fund's statutory prospectus.

                  Allianz Global Investors Solutions Glidepath

Years to Target Date 45 40 35 30 25 20 15 10 5 0
RG   100% 100.0% 100.0% 95.2% 77.0% 59.0% 48.0% 37.2% 30.1% 24.5%
DEF   0.00% 0.0% 0.0% 4.8% 23.0% 41.0% 52.0% 62.8% 69.9% 75.5%

                 The table below illustrates the Sub-Adviser's allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund's portfolio as of February 28,
               2011. The asset allocation is computed by assigning each underlying investment to the single most representative asset class.

  Fund Asset Allocation as of February 28, 2011

                                                               Percent of the
   Asset Group         Asset Class                             Portfolio Invested

   Defensive           Short-Duration Bonds & Cash                         5.64%
                       U.S. Core Fixed Income                              0.00%
                       Non-US Core Bonds                                   0.00%
                       Inflation-Protected Bonds                           0.00%

   Return-Generating   US Large Cap Equity                                15.90%
                       US Small Cap Equity                                15.02%
                       Developed Non-US Large Cap Equity                  24.45%
                       Developed Non-US Small/Mid Cap Equity               3.99%
                       Emerging Market Equity                              4.61%
                       Global Fixed-Income                                10.82%
                       Commodity-Related Futures & Equities               11.22%
                       Global Real Estate                                  8.35%

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk
(commodity-linked derivative instruments may increase volatility);
Convertible Securities Risk, Credit Risk, Fixed Income Risk, High
Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an
issuer's or counterparty's deterioration or default); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009   18.71%

Lowest 04/01/2010-06/30/2010    -8.07%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.07%)
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions 2050 Fund | Dow Jones Real Return 40+ Iindex
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return 40+ Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | Lipper Mixed-Asset Target 2050+ Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2050+ Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,060
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,060
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,432
Annual Return 2009	rr_AnnualReturn2009	35.59%
Annual Return 2010	rr_AnnualReturn2010	16.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.29%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.19%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.10%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,863
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,407
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,843
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,863
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,843
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions 2050 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.41%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.81%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.60%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,354
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund
Allianz Global Investors Solutions Retirement Income Fund
Investment Objective
The Fund seeks current income and, secondarily, capital
appreciation. The Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions Retirement Income Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
A	5.50%	1.00%	[1]
C	none	1.00%	[1]
R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Retirement Income Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
A	0.75%	0.25%	4.29%	0.58%	5.87%	(4.77%)	[1],[2]	1.10%	[1],[2]
C	0.75%	1.00%	4.41%	0.58%	6.74%	(4.89%)	[1],[2]	1.85%	[1],[2]
R	0.75%	0.50%	4.37%	0.58%	6.20%	(4.85%)	[1],[2]	1.35%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.52%, 1.27%, and 0.77% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	656	1,799	2,922	5,644
C	288	1,554	2,874	5,976
R	137	1,407	2,647	5,618

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions Retirement Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A	656	1,799	2,922	5,644
C	188	1,554	2,874	5,976
R	137	1,407	2,647	5,618

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 22% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying
Funds (together, "Other Acquired Funds"). The Fund does not
currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 25% of the Fund's assets in return-generating assets and 75% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 15% to 35% for return-generating assets and 65% to 85% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus.

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund. Other principal risks include:
Commodity Risk (commodity-linked derivative instruments may
increase volatility); Convertible Securities Risk, Credit Risk,
Fixed Income Risk, High Yield Risk, Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    8.53%

Lowest 04/01/2010-06/30/2010    -0.17%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Retirement Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Class A - Before Taxes	4.16%	12.49%	Dec 29, 2008
A After Taxes on Distributions	Class A - After Taxes on Distributions	2.80%	10.68%	Dec 29, 2008
A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	2.81%	9.64%	Dec 29, 2008
C	Class C - Before Taxes	8.33%	14.84%	Dec 29, 2008
R	Class R - Before Taxes	9.90%	15.42%	Dec 29, 2008
Dow Jones Real Return Today Index	Dow Jones Real Return Today Index	10.34%	13.54%	Dec 29, 2008
Lipper Mixed-Asset Target Allocation Conservative Funds Average	Lipper Mixed-Asset Target Allocation Conservative Funds Average	9.67%	14.96%	Dec 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Retirement Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income and, secondarily, capital
appreciation. The Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 22% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying
Funds (together, "Other Acquired Funds"). The Fund does not
currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market
capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 25% of the Fund's assets in return-generating assets and 75% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 15% to 35% for return-generating assets and 65% to 85% for defensive assets. More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). There is no
guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund. Other principal risks include:
Commodity Risk (commodity-linked derivative instruments may
increase volatility); Convertible Securities Risk, Credit Risk,
Fixed Income Risk, High Yield Risk, Interest Rate Risk (convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk
(investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009-09/30/2009    8.53%

Lowest 04/01/2010-06/30/2010    -0.17%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.17%)
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Retirement Income Fund | Dow Jones Real Return Today Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Real Return Today Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Conservative Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.77%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,799
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,922
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,644
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	656
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,644
Annual Return 2009	rr_AnnualReturn2009	21.31%
Annual Return 2010	rr_AnnualReturn2010	10.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.74%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.89%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.85%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,554
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,874
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,874
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,976
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Allianz Global Investors Solutions Retirement Income Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.85%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,647
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,618
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,407
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,647
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,618
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.52%, 1.27%, and 0.77% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Global Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions Global Allocation Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Global Allocation Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	0.32%	0.81%	2.23%	(0.98%)	[1],[2]	1.25%	[1],[2]
Class B	0.85%	1.00%	0.34%	0.81%	3.00%	(1.00%)	[1],[2]	2.00%	[1],[2]
Class C	0.85%	1.00%	0.31%	0.81%	2.97%	(0.97%)	[1],[2]	2.00%	[1],[2]
Class R	0.85%	0.50%	0.29%	0.81%	2.45%	(0.95%)	[1],[2]	1.50%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.44%, 1.19%, 1.19%, and 0.69% of the Fund's average net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of
Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After
Expense Reductions and, for all other periods, on Total Annual Fund
Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions Global Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	670	1,120	1,595	2,901
Class B	703	1,133	1,689	2,899
Class C	303	827	1,477	3,221
Class R	153	673	1,220	2,714

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions Global Allocation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	1,120	1,595	2,901
Class B	203	833	1,489	2,899
Class C	203	827	1,477	3,221
Class R	153	673	1,220	2,714

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 46% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as
U.S. and global equities, commodities, real estate, mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying
Funds (together, "Other Acquired Funds"). The Fund does not
currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.
Normally, the Sub-Adviser will generally seek to maintain an allocation of 65% of the Fund's assets in return-generating assets and 35% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the
Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 35% to
75% for return-generating assets and 25% to 65% for defensive assets. More information about the Fund, the Fund's asset
allocation and portfolio construction strategy, and the Underlying
Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions
Core Allocation Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual
Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.79%

Lowest 10/01/2008-12/31/2008    -12.62%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Global Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	8.47%	3.85%	4.22%	5.58%	Sep 30, 1998
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	7.05%	1.74%	2.73%	3.76%	Sep 30, 1998
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	5.46%	2.07%	2.76%	3.73%	Sep 30, 1998
Class B	Class B - Before Taxes	8.84%	3.92%	4.26%	5.62%	Sep 30, 1998
Class C	Class C - Before Taxes	12.78%	4.25%	4.02%	5.28%	Sep 30, 1998
Class R	Class R - Before Taxes	14.46%	4.78%	4.57%	5.82%	Sep 30, 1998
MSCI AC World Index	MSCI AC World Index	12.67%	3.44%	3.20%	4.92%	Sep 30, 1998
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%	5.64%	Sep 30, 1998
60% MSCI ACWL 40% BCAG	60% MSCI ACWL 40% BCAG	10.77%	4.88%	4.67%	5.61%	Sep 30, 1998
Lipper Mixed-Asset Target Allocation Moderate Funds Average	Lipper Mixed-Asset Target Allocation Moderate Funds Average	11.25%	3.57%	3.54%	4.64%	Sep 30, 1998

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Global Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks after-inflation capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 46% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of
Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After
Expense Reductions and, for all other periods, on Total Annual Fund
Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as
U.S. and global equities, commodities, real estate, mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying
Funds (together, "Other Acquired Funds"). The Fund does not
currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.
Normally, the Sub-Adviser will generally seek to maintain an allocation of 65% of the Fund's assets in return-generating assets and 35% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the
Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 35% to
75% for return-generating assets and 25% to 65% for defensive assets. More information about the Fund, the Fund's asset
allocation and portfolio construction strategy, and the Underlying
Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions
Core Allocation Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual
Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details
regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    14.79%

Lowest 10/01/2008-12/31/2008    -12.62%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.62%)
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Allocation Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | 60% MSCI ACWL 40% BCAG
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% MSCI ACWL 40% BCAG
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Lipper Mixed-Asset Target Allocation Moderate Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Moderate Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,120
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,901
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,901
Annual Return 2001	rr_AnnualReturn2001	(3.76%)
Annual Return 2002	rr_AnnualReturn2002	(10.55%)
Annual Return 2003	rr_AnnualReturn2003	24.26%
Annual Return 2004	rr_AnnualReturn2004	10.25%
Annual Return 2005	rr_AnnualReturn2005	6.15%
Annual Return 2006	rr_AnnualReturn2006	11.68%
Annual Return 2007	rr_AnnualReturn2007	7.09%
Annual Return 2008	rr_AnnualReturn2008	(27.14%)
Annual Return 2009	rr_AnnualReturn2009	27.80%
Annual Return 2010	rr_AnnualReturn2010	14.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.00%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,133
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,689
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	833
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,899
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.00%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	827
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,221
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998
Allianz Global Investors Solutions Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,714
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.44%, 1.19%, 1.19%, and 0.69% of the Fund's average net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and,
secondarily, current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions Global Growth Allocation Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Global Growth Allocation Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	4.54%	0.92%	6.56%	(5.21%)	[1],[2]	1.35%	[1],[2]
Class C	0.85%	1.00%	4.43%	0.92%	7.20%	(5.10%)	[1],[2]	2.10%	[1],[2]
Class R	0.85%	0.50%	4.26%	0.92%	6.53%	(4.93%)	[1],[2]	1.60%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[2]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of
               investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
               Annual Fund Operating Expenses After Expense Reductions and, for
               all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions Global Growth Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	680	1,945	3,171	6,072
Class C	313	1,662	3,049	6,256
Class R	163	1,493	2,782	5,837

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions Global Growth Allocation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	680	1,945	3,171	6,072
Class C	213	1,662	3,049	6,256
Class R	163	1,493	2,782	5,837

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 66% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.
Normally, the Sub-Adviser will generally seek to maintain an allocation of 100% of the Fund's assets in return-generating assets and 0% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the
Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 70% to
100% for return-generating assets and 0% to 30% for defensive assets. More information about the Fund, the Fund's asset
allocation and portfolio construction strategy, and the Underlying
Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions
Growth Allocation Fund."

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010   12.86%

Lowest 04/01/2010-06/30/2010    -8.03%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz Global Investors Solutions Global Growth Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	10.43%	27.59%	Apr 27, 2009
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	8.39%	25.55%	Apr 27, 2009
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	7.10%	22.60%	Apr 27, 2009
Class C	Class C - Before Taxes	15.05%	31.05%	Apr 27, 2009
Class R	Class R - Before Taxes	16.67%	31.70%	Apr 27, 2009
MSCI AC World Index	MSCI AC World Index	12.67%	30.04%	Apr 27, 2009
Lipper Mixed-Asset Target Allocation Growth Funds Average	Lipper Mixed-Asset Target Allocation Growth Funds Average	12.82%	22.87%	Apr 27, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions Global Growth Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks after-inflation capital appreciation and,
secondarily, current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 152 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 66% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment
performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
               investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
               Annual Fund Operating Expenses After Expense Reductions and, for
               all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management
Company LLC ("PIMCO") (the "Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate,
mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure
companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or
(ii) defensive assets, such as Treasury Inflation-Protected
Securities ("TIPS"), short-term U.S. and non-U.S. bonds and core
(e.g., investment grade) U.S. and non-U.S. bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the
Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other
Acquired Funds that are not advised by the Manager or its
affiliates. The Fund may also invest significantly in other
securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The
Sub-Adviser normally seeks to maintain significant economic
exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible
instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.
Normally, the Sub-Adviser will generally seek to maintain an allocation of 100% of the Fund's assets in return-generating assets and 0% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the
Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 70% to
100% for return-generating assets and 0% to 30% for defensive assets. More information about the Fund, the Fund's asset
allocation and portfolio construction strategy, and the Underlying
Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global Investors Solutions
Growth Allocation Fund."

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds, Other Acquired Funds, issuers of securities and other instruments in which the Fund invests,
including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant
industries or sectors within them (Management Risk, Allocation
Risk, Underlying Fund and Other Acquired Fund Risks, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other
securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Commodity Risk (commodity-linked derivative
instruments may increase volatility); Convertible Securities Risk,
Credit Risk, Fixed Income Risk, High Yield Risk, Interest Rate Risk
(convertible and fixed income (debt) securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed
Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives
Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short
Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not
necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010-09/30/2010   12.86%

Lowest 04/01/2010-06/30/2010    -8.03%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.03%)
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz Global Investors Solutions Global Growth Allocation Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.21%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.35%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,171
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,072
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,072
Annual Return 2010	rr_AnnualReturn2010	16.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.10%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.10%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,662
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,049
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,256
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,049
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,256
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Allianz Global Investors Solutions Global Growth Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.53%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.93%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.60%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,837
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2012.
[3]	The Manager has contractually agreed, until March 31, 2012, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.43%, 1.18%, and 0.68% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.